1933 Act File No. 33-34154
                                                      1940 Act File No. 811-6082

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

Pre-Effective Amendment No.                                                [ ]

Post-Effective Amendment No. 30                                            [X]
                             --
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

Amendment No. 31                                                           [X]
              --


                              THE RIVERFRONT FUNDS

                       (successor to The Riverfront Funds, Inc.)
                  (Exact name of Registrant as specified in Charter)

               5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                       (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire

                            Federated Investors Tower

                               1001 Liberty Avenue

                       Pittsburgh, Pennsylvania 15222-3779

                        (Name and Address of Agent for Service)
                   (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective: [ ] immediately upon filing pursuant to paragraph (b) [ ] on (date) pursuant to paragraph (b) [X] 60 days after filing pursuant to paragraph (a)(1) [ ] on (date) pursuant to paragraph (a)(1)

[ ]   75 days after filing pursuant to paragraph (a)(2)

[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

      If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies To:
Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2102 L Street, N.W.
Washington, D.C. 20037





Combined
Prospectus

                                 APRIL 30, 2001

THE RIVERFRONT LARGE COMPANY SELECT FUND

THE RIVERFRONT BALANCED FUND

THE RIVERFRONT SMALL COMPANY SELECT FUND

THE RIVERFRONT SELECT VALUE FUND (formerly, The Riverfront Income Equity Fund)

THE RIVERFRONT U.S. GOVERNMENT INCOME FUND

INVESTOR A SHARES

INVESTOR B SHARES

THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

INVESTOR A SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

Fund Objectives, Strategies, Performance and Risks    2

What are the Funds' Fees and Expenses?    7

Investment Strategies for the Funds11

Principal Securities in Which the Funds Invest  12

Principal Risks of Investing in the Funds 14

What Do Shares Cost?              16

How are the Funds Sold?           18

How Do I Purchase Shares?         18

How Do I Redeem Shares?           20

How Do I Exchange Shares?         20

Account and Share Information     22

Who Manages the Funds?            23

Financial Information             24

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

FUND OBJECTIVES, STRATEGIES, PERFORMANCE AND RISKS

The following describes the investment objectives, principal strategies, performance and principal risks of each Riverfront Fund.

THE RIVERFRONT LARGE COMPANY SELECT FUND ("LARGE COMPANY FUND")

     OBJECTIVE: The Large Company Fund's objective is to seek long-term growth of capital. Current income is a secondary objective.

PRINCIPAL STRATEGY: The Fund pursues its objective by investing at least 65% of its total assets in common stocks and securities convertible into common stocks, such as bonds and preferred stocks, of issuers with market capitalizations of at least $4 billion at the time of acquisition. The Fund generally will invest in equity securities of such issuers based upon certain fundamental criteria examined by the investment adviser including revenue growth, earnings growth, cash flow growth and other factors.

THE RIVERFRONT BALANCED FUND ("BALANCED FUND")

     OBJECTIVE: The Balanced Fund's objective is to seek long-term growth of capital with some current income as a secondary objective.

PRINCIPAL STRATEGY: The Fund pursues its objective by investing in common stocks, preferred stocks, fixed income securities and securities convertible into common stocks. The common and preferred stocks and securities convertible into common stocks selected for the Fund will be those that the investment adviser believes will contribute to the Fund's objective.

THE RIVERFRONT SMALL COMPANY SELECT FUND ("SMALL COMPANY FUND")

OBJECTIVE: The Small Company Fund's objective is to seek capital growth.

PRINCIPAL STRATEGY: The Fund pursues its objective by investing at least 65% of its total assets in a portfolio of common stocks of small companies, regardless of the movement of stock prices generally, that, in the opinion of the investment adviser, based upon its analysis of various fundamental and technical standards, have appreciation potential. For purposes of this strategy, the Fund defines small companies to mean issuers with market capitalizations at the time of acquisition that fall within the market capitalization range of the Standard & Poor's Small Cap Index.

THE RIVERFRONT SELECT VALUE FUND ("SELECT VALUE FUND")

     OBJECTIVE: The Select Value Fund's objective is to achieve the long-term growth of capital.

     PRINCIPAL STRATEGY: The Fund pursues its objective by investing primarily in equity securities that, in the adviser's opinion, offer the potential for capital growth. The Fund uses a value approach in selecting securities judged to be undervalued relative to adviser's assessment of current or projected earnings growth, or relative to current market value of its assets, the equity markets in general, relative to historical valuation levels of the company or of its peers. The Fund will invest primarily in common stocks, or securities convertible into common stocks. The Fund may also invest in foreign securities or the debt securities of companies having any of the above characteristics. Companies selected for investment will generally have market capitalizations greater than $4 billion at the time of acquisition, but the Fund may invest in companies of any size.

THE RIVERFRONT U.S. GOVERNMENT INCOME FUND ("INCOME FUND")

     OBJECTIVE: The Income Fund's objective is to seek a high level of current income consistent with the preservation of capital by investing primarily in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and in high quality fixed rate and adjustable rate mortgage-backed securities and other asset-backed securities.

     PRINCIPAL STRATEGY: The Fund pursues its objective by investing in a portfolio of securities which the investment adviser believes will, in the aggregate, perform well in all stages of business and interest rate cycles. The Fund will invest at least 65% of its assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and will also invest in high quality fixed rate and adjustable rate securities. High quality fixed rate and adjustable rate securities are rated no lower than one of the three highest rating categories by a nationally recognized statistical rating organization (an "NRSRO"), or if not so rated, are considered by the Adviser to be of comparable quality.

     THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND ("MONEY MARKET FUND") OBJECTIVE: The Money Market Fund's objective is to seek current income from short-term, U.S. government securities while preserving capital and maintaining liquidity.

PRINCIPAL STRATEGY: The Fund pursues its objective by investing solely in U.S. government securities maturing in 397 days or less. The Fund will invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and in repurchase agreements secured by such obligations. The dollar-weighted average maturity of the Fund will not exceed 90 days.

PRINCIPAL RISKS OF THE FUNDS

IN ADDITION TO THE RISKS SET FORTH BELOW THAT ARE SPECIFIC TO AN INVESTMENT IN A PARTICULAR FUND, THERE ARE RISKS COMMON TO ALL MUTUAL FUNDS.

For example, a Fund's share price may decline and an investor could lose money. Thus, although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in any of the Riverfront Funds. Also, there is no assurance that a Fund will achieve its investment objective. You should be aware that the Shares offered by this prospectus are not deposits or obligations of any bank including The Provident Bank (Provident), are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. An investment in any one or all of the Funds does not necessarily constitute a balanced investment program for any one investor.

                             LARGE SMALLSELECT MONEY

                     COMPANYBALANCED   COMPANYVALUE   INCOME      MARKET

RISKS                 FUND  FUND  FUND  FUND  FUND    FUND

Stock Market Risks(1)   x     x     x     x

Bond Market Risks(2)          x           x     x     x

Risks Related to Company Size(3)          x     x

Risks Related to Investing for Value(4)                     x

Risks Related to Investing for Growth(5) x      x     x

Credit Risks(6)               x           x     x     x?

Call Risks(7)                 x           x    x?

Prepayment Risks(8)           x           x    x?

The following is a summary description of these risk factors. A complete description of the risks can be found in "Principal Risks of Investing in the Funds" herein.

(1) The risk posed by the fact that the value of equity securities rise and fall.

(2) The risk posed by the fact that prices of fixed income securities rise and fall in response to interest rate changes.

(3) The risk posed by smaller market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital.

(4) The risk posed by the fact that value stocks may not perform as well as growth stocks in response to relatively positive market developments.

(5) The risk posed by the fact that growth stocks are typically more volatile than value stocks due to the relatively high valuations of growth stocks.

(6) The possibility that an issuer will default on a security by failing to pay interest or principal when due.

(7) The possibility that the issuer may redeem a fixed income security before maturity at a price below its current market price.

(8) The risk posed by the relative volatility of mortgage-backed securities due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.

RISK RETURN BAR CHARTS AND TABLES

LARGE COMPANY SELECT FUND

[Graphic]

The bar chart shows the variability of the Fund's Investor A Shares and Predecessor Collective Trust Fund's total returns on a calendar year-end basis. The total returns for the Predecessor Collective Trust Fund reflect projected Fund expenses before waivers.

The Fund's Investor A Shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, the total returns would be less than those shown.

The following table shows the Average Annual Total Return for the Fund's Investor A Shares and Investor B Shares, compared to the S&P 500 Index (S&P
500), and Lipper Large Cap Core Average (LCC).

Calendar PeriodInvestor AInvestor BS&P 500   LCC

1 Year

5 Year

Start of Performance(a)

Start of Performance(b)

(a) The Start of Performance date for the Fund's Investor A Shares was January 2, 1997. The average annual returns for the Fund's Investor A Shares includes performance of certain collective trust fund accounts advised by The Provident Bank (former adviser to the Fund), for periods dating back to August 30, 1986, as adjusted to reflect expenses associated with the Fund.

(b) The Start of Performance date for the Fund's Investor B Shares was January 2, 1997.

The table shows the Fund's Investor A Shares' and Investor B Shares' average annual total returns (reduced to reflect applicable sales charges) compared to the S&P 500, a broad-based securities market index, and LCC, an average of funds with similar investment objectives.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

BALANCED FUND

[Graphic]

The bar chart shows the variability of the Fund's Investor A Shares' total returns on a calendar year-end basis.

The Fund's Investor A Shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, total returns would be less than those shown.

The following table shows the Average Annual Total Return for the Fund's Investor A Shares and Investor B Shares, compared to the S&P 500/Lehman Brothers Intermediate Government/Corporate Bond Index (S&P/LGCBI), and Lipper Balanced Average (LBA).

Calendar Period   Investor A  Investor B  S&P/LGCBI   S&P   LGCBI LBA

1 Year

5 Year

Start of Performance(a)

Start of Performance(b)

(a) The Start of Performance date for the Fund's Investor A Shares was September 1, 1994.

(b) The Start of Performance for the Fund's Investor B Shares was January 17, 1995.

The table shows the Fund's Investor A Shares' and Investor B Shares' average annual total returns (reduced to reflect applicable sales charges) compared to the S&P 500, a broad based securities market index, the S&P/LGCBI, a broad-based blended index which represents 50% of the S&P 500 and 50% of the Lehman Brothers Intermediate Government/Corporate Bond Index, and LBA, an average of funds with similar investment objectives.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

SMALL COMPANY SELECT FUND

[Graphic]

The bar chart shows the variability of the Fund's Investor A Shares total returns on a calendar year-end basis.

The Fund's Investor A Shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, total returns would be less than those shown.

The following table shows the Average Annual Total Return for the Fund's Investor A Shares and Investor B Shares, compared to the Russell 2000 Index (R2000), S&P 600 Small Cap Index (S&P 600), and Lipper Small Cap Average (LSCA).

Calendar Period  Investor A  Investor B     R2000      S&P 600   LSCA

1 Year

5 Year

10 Year

Start of Performance(a)

Start of Performance(b)

(a) The Start of Performance date for the Fund's Investor A Shares was July 23, 1987. The Average Annual Total Returns for Investor A Shares includes performance history of the MIM Stock Appreciation Fund, the predecessor to the Fund for performance and accounting purposes, which was acquired by the Fund as of September 30, 1995.

(b) The Start of Performance date for the Fund's Investor B Shares was October 1, 1995.

The table shows the Fund's Investor A Shares' and Investor B Shares' average annual total returns (reduced to reflect applicable sales charges) compared to the R2000 and S&P 600, both of which are broad-based securities market indexes, and LSCA, an average of funds with similar investment objectives.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

SELECT VALUE FUND

[Graphic]

The bar chart shows the variability of the Fund's Investor A Shares' total returns on a calendar year-end basis.

The Fund's Investor A Shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, total returns would be less than those shown.

The following table shows the Average Annual Total Return for the Fund's Investor A Shares and Investor B Shares, compared to the S&P 500 Index (S&P
500), and the Lipper Equity Income Average (LEIA).

Calendar Period   Investor A  Investor B  S&P 500     LEIA

1 Year

5 Years

Start of Performance(a)

Start of Performance(b)

(a) The Start of Performance date for the Fund's Investor A Shares was October 8, 1992.

(a) The Start of Performance for the Fund's Investor B Shares was January 17, 1995.

The table shows the Fund's Investor A Shares' and Investor B Shares' average annual total returns (reduced to reflect applicable sales charges) compared to the S&P 500, a broad-based securities market index, and LEIA, an average of funds with similar investment objectives.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

U.S. GOVERNMENT INCOME FUND

[Graphic]

The bar chart shows the variability of the Fund's Investor A Shares' total returns on a calendar year-end basis.

The Fund's Investor A Shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, total returns would be less than those shown.

The following table shows the Average Annual Total Return for the Fund's Investor A Shares and Investor B Shares, compared to the Lehman Brothers Intermediate Government Index (LBIGI), and the Lipper Intermediate U.S. Government Index (LIGI).

Calendar Period   Investor A  Investor B  LBIGI LIGI

1 Year

5 Years

Start of Performance(a)

Start of Performance(b)

(a) The Start of Performance date for Investor A Shares was October 1, 1992.

(b) The Start of Performance for Investor B Shares was January 17, 1995.

The table shows the Fund's Investor A Shares' and Investor B Shares' average annual total returns (reduced to reflect applicable sales charges) compared to the LBIGI, a broad-based market index, and LIGI, an average of funds with similar investment objectives.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

[Graphic]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's 7-Day Net Yield as of December 31, 2000 was ____%.

The following table represents the Fund's Average Annual Total Return through December 31, 2000.

Calendar Period         Investor A Shares

1 Year

5 Years

Start of Performance*

* The Fund's start of performance date was October 8, 1992.

Investors may call the Fund at 1-800-424-2295 to acquire the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUNDS' FEES AND EXPENSES?

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS' INVESTOR A SHARES.

                                LARGE           SMALL SELECT         MONEY
                               COMPANY BALANCED COMPANY VALUE INCOME MARKET

                                FUND    FUND    FUND  FUND  FUND   FUND

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)      4.50%   4.50%4.50%  4.50%  4.50%     None

ANNUAL FUND OPERATING EXPENSES (before waivers)(1)

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
(as a percentage of average net assets)

Management Fee                   0.80%   0.90%(2)0.80%0.95%(2)      0.40%   0.15%(3)

Distribution and/or

Shareholder Services (12b-1) Fee 0.25%   0.25%   0.25%0.25%  0.25%   0.25%

Other Expenses                    0.46%  0.62%   0.91%0.67%  0.49%   0.33%(4)

Total Annual Fund Expenses        1.51%  1.775   1.96%1.87%  1.14%   0.73%(5)

Contractual Fee Waivers                  0.10%        0.10%

Net Expenses                             1.67%        1.77%

(1) Although not contractually obligated to do so, the distributor waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended December 31, 2000.

Total Voluntary Waiver of  Fund Expenses 0.00%   0.16%0.00%  0.03%  0.06%     0.15%

Total Actual Annual Fund Operating Expenses

(After All Voluntary Waivers)     1.51%  1.61%   1.96%1.84%  1.08%  0.58%

(2) The investment adviser has contractually agreed to waive a portion of the Balanced Fund's and Income Equity Fund's management fee. The management fee paid by the Balanced Fund and Income Equity Fund (after the contractual waiver) will be 0.80% and 0.85%, respectively, for the year ending December 31, 2001.

(3) Although not contractually obligated to do so, the Adviser has agreed to waive certain amounts for the Money Market Fund as follows:

Total assets in                        Effective Fee
the Money Market Fund                  After Waivers
$200,000,000-399,999,999      Advisory Fee - 10 basis points

$400,000,000-699,999,999      Advisory Fee - 8.5 basis points

$700,000,000-999,999,999      Advisory Fee - 7 basis points

Over $1,000,000,000           Advisory Fee - 5 basis points.

(4) Although not contractually obligated to do so, the Administrator and Custodian have each agreed to waive certain amount for the Money Market Fund as follows:

Total Assets in                     Effective Fee
the Money Market Fund               After Waivers

$200,000,000- 399,999,999     Administrative Fee -  9 basis points
                              Custodian Fee - 4 basis points

$400,000,000- 699,999,999      Administrative Fee - 8 basis points
                              Custodian Fee - 3.75 basis points

$700,000,000-999,999,999      Administrative Fee - 7 basis points
                              Custodian Fee - 3.5 basis points

Over $1,000,000,000           Administrative Fee - 6 basis points
                              Custodian Fee - 3 basis points

(5) Total Impact of Waivers
      of Fund Expenses

Total Assets in                     Effective Fee
the Money Market Fund               After Waivers
$200,000,000- 399,999,999           0.34%

$400,000,000- 699,999,999           0.3125%

$700,000,000- 999,999,999           0.2850%

Over $1,000,000,000                 0.25%




EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds' Investor A Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund's Investor A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Investor A Shares' operating expenses are BEFORE VOLUNTARY WAIVERS as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your cost would be:

                           LARGE         SMALL SELECT          MONEY
                         COMPANY BALANCEDCOMPANYVALUE INCOME   MARKET

                           FUND   FUND   FUND    FUND  FUND     FUND

1 Year                      $597  $604    $617   $619   $558     $73

3 Years                     $906  $929    $967   $973   $787    $227

5 Years                    $1,237$1,277  $1,341 $1,351 $1,034   $395

10 Years                   $2,170$2,254  $2,389 $2,409 $1,741   $883

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS' INVESTOR B SHARES.

                                       LARGE        SMALL SELECT
                                      COMPANYBALANCEDCOMPANYVALUEINCOME

                                       FUND   FUND  FUND   FUND   FUND

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Deferred Sales Charge (Load) Imposed
on Purchases (as a percentage of original purchase
price or redemption proceeds, as applicable)    4.00% 4.00% 4.00% 4.00% 4.00%

ANNUAL FUND OPERATING EXPENSES (before waivers)(1)

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

(as a percentage of average net assets)

Management Fee                    0.80%   0.90%(1)     0.80% 0.95%(1)    0.40%

Distribution and/or

Shareholder Services (12b-1) Fee               1.00%  1.00% 1.00% 1.00% 1.00%

Other Expenses                         0.46%   0.62%  0.91% 0.68% 0.49%

Total Annual Fund Operating Expenses           2.26%  2.52% 2.71% 2.63% 1.89%

Contractual Fee Waivers                        0.10%        0.10%

Net Expenses                                   2.42%        2.53%

(1) The investment adviser has contractually agreed to waive a portion of the Balanced Fund's and Select Value Fund's management fee. The management fee paid by the Balanced Fund and Select Value Fund (after the contractual waiver) will be 0.80% and 0.85% respectively, for the year ending December 31, 2001.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds' Investors B Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund's Investor B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption at the end of the period are also shown. The Example also assumes that your investment has a 5% return each year and that each Fund's Investor B Shares' operating expenses are BEFORE VOLUNTARY WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               LARGE SMALL SELECT

                           COMPANY    BALANCEDCOMPANY  VALUE   INCOME
                            FUND        FUND   FUND    FUND     FUND

1 YEAR

Expenses assuming redemption$629       $637    $650    $652    $589

Expenses assuming no redemption        $229    $237    $250    $252     $189

3 YEARS

Expenses assuming redemption$1,106   $1,130  $1,170  $1,176    $985

Expenses assuming no redemption        $706    $730    $770    $776     $585

5 YEARS

Expenses assuming redemption$1,410   $1,450  $1,516  $1,526  $1,206

Expenses assuming no redemption      $1,210  $1,250  $1,316  $1,326     $1,006

10 YEARS

Expenses assuming redemption$2,407   $2,489  $2,621  $2,642  $1,984

Expenses assuming no redemption      $2,407  $2,489  $2,621  $2,642     $1,984





INVESTMENT STRATEGIES FOR THE FUNDS

LARGE COMPANY FUND

In selecting portfolio securities for the Fund, the Adviser considers numerous fundamental factors and criteria in an effort to identify issuers that offer above average growth prospects relative to the Standard & Poor's 500 Index. Some of the fundamental factors examined include earnings growth, earnings stability, revenue growth, cash flow growth, and profitability measures such as return on equity and gross margins. While the Fund will generally invest in the Equity Securities of issuers with market capitalizations of at least $4 billion at the time of acquisition, the Fund may buy securities in initial public offerings and will generally participate in such offerings without regard to market capitalization of the issuer. The Fund incorporates a top-down and bottom-up approach to the stock selection process. The Adviser uses the Standard & Poor's 500 Index (the "S&P 500") for portfolio modeling and comparison purposes. The Fund will typically over-weight (having a relatively greater percentage of its assets invested in a sector than the S&P 500 allocation in that sector) the sectors perceived by the Adviser to be faster growing and under-weight (having a relatively smaller percentage of its assets invested in a sector than the S&P 500 allocation in that sector) in the sectors perceived by the Adviser to be slower growing. Other important factors in security selection include: quality of management, competitive positioning of the companies within their industries and stability of ongoing growth in revenue and earnings.

BALANCED FUND

The Fund can own a combination of Equity Securities, Fixed Income Securities, Convertible Securities and cash equivalents. The Adviser determines the fund's asset allocation among these types of instruments on an ongoing basis. Asset allocation decisions are based upon a strategic view of the economy and the financial markets and are focused on balancing the risk and return characteristics.

The portion of the Fund's portfolio invested in Equity Securities will generally be invested in large capitalization issuers with above-average prospects. The Adviser will consider an issuer's revenue, earnings and cash flow growth when determining which issuers appear to present the opportunity for above-average growth. While the Fund is not required to hold any specified percentage of its assets in Equity Securities, the Adviser believes that the Fund will, under normal market conditions, have a majority of its assets invested in Common Stocks.

The portion of the Fund's portfolio invested in Fixed Income Securities will generally be invested in investment grade instruments. The Fund will invest at least 25% of the Fund's assets in Treasury Securities or Agency Securities. The Fund will invest in Treasury Securities generally without limitation as to duration parameters, based upon the Adviser's determination of current economic and market conditions.

SMALL COMPANY FUND

In determining which small companies appear to have appreciation potential, the Adviser considers various fundamental and technical standards. For example, the Adviser evaluates product position, management quality and sustainability of current growth trends of earnings and revenues of these companies. Issuers with similar characteristics may be grouped together in broad categories called sectors. The Adviser incorporates a view of the overall economy to assist in determining the level of exposure to any given sector and generally will allocate the Fund's portfolio among sectors based upon that view. The Fund may also buy securities in initial public offerings based upon its fundamental analysis of the issuer.

SELECT VALUE FUND

 The Fund intends to pursue its new investment objective by investing primarily in equity securities that, in the opinion of the Adviser, offer the potential for capital growth. The Fund will use a value approach to investing by selecting securities of companies judged to be undervalued relative to the Adviser's assessment of current or projected earnings growth of the company, current market value of its assets, current valuations within the equity markets in general, or historical valuation levels of the company or its peers.

INCOME FUND

The Fund consists of Treasury Securities and non-mortgage backed Agency Securities. The Adviser invests within these securities by setting an average duration target based upon the Adviser's interest rate outlook from time to time. In constructing a portfolio with a targeted average duration, the Adviser generally uses ongoing relative value analysis to compare current yield differences in securities to their historical and expected yield differences. The Fund has no set duration parameters regarding these securities.

MONEY MARKET FUND

The Fund's investments are governed by Rule 2a-7 (the "Rule") of the Investment Company Act of 1940. As such, the Fund may only invest in those U.S. government securities which are denominated in U.S. dollars, are appropriate to the objective of maintaining a stable net asset value, present minimal credit risks, are diversified at the time of acquisition when taken together with all other holdings of the Fund, according to the limits of the Rule, and are Eligible Securities. Eligible Securities under the Rule are generally securities rated within the two highest ratings categories from nationally recognized statistical ratings organizations (or comparable unrated securities) with remaining maturities of 397 days or less as determined by the Rule. The Adviser will increase or decrease the average weighted portfolio maturity of the Fund in response to the Adviser's perceptions regarding current economic and market conditions.

PRINCIPAL SECURITIES IN WHICH THE FUNDS INVEST

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value generally increases directly with the value of the issuer's business. The following describes the principal types of equity securities in which certain of the Funds may invest.

      COMMON STOCKS

      Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

      PREFERRED STOCKS

      Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. Fixed income securities are generally subject to bond market risks and credit risks.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which certain of the Funds may invest.

      TREASURY SECURITIES

      Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risk.

      AGENCY SECURITIES

      Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (an agency). The United States Treasury supports some agencies with its full, faith and credit. Other agencies receive support through federal subsidies, loans or other benefits. A few agencies have no explicit financial support from the United States Treasury, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

      A Fund treats mortgage backed securities guaranteed by agencies as agency securities. Although an agency guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the underlying equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser.

The Funds' custodian will take possession of the securities subject to repurchase agreements. The investment adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

TEMPORARY DEFENSIVE INVESTMENTS

To minimize potential losses and maintain liquidity necessary to meet shareholder redemptions during adverse market conditions, each of the Funds (except the Money Market Fund) may temporarily depart from its principal investment strategy by investing up to 100% of Fund assets in cash or short-term, high quality money market instruments (e.g. commercial paper, repurchase agreements, etc.). This may cause a Fund to temporarily forgo greater investment returns for the safety of principal and fail to meet its investment objective.

INVESTMENT RATINGS

The Funds (other than the Money Market Fund) may invest in securities rated investment grade. The investment adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the investment adviser's credit assessment that the security is comparable to investment grade.

Some securities in which the Funds (other than Money Market Fund) invest will be rated in the lowest investment grade category (BBB). Securities rated BBB by Standard and Poor's have speculative characteristics. Unrated securities will be determined by the investment adviser to be of like quality and may have greater risk (but a potentially higher yield) than comparable rated securities. If a security is downgraded, the investment adviser will re-evaluate the security and determine whether or not the security remains an acceptable investment.

The securities in which the Money Market Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

PORTFOLIO TURNOVER

Each Fund does not intend to invest for the purpose of seeking short-term profits. Securities of each Fund (except the Money Market Fund) will be sold without regard to the length of time they have been held when the Funds' investment adviser believes it is appropriate to do so in light of a Fund's investment objective. A higher portfolio turnover rate involves greater transaction expenses which must be borne directly by a Fund (and thus, indirectly by its shareholders), and affects Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to that Fund's shareholders, are taxable to them.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

STOCK MARKET RISKS

 oThe value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

 oThe investment adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

BOND MARKET RISKS

 oPrices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

 oInterest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

RISKS RELATED TO COMPANY SIZE

 oGenerally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

 oCompanies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.

RISKS RELATED TO INVESTING FOR VALUE

oDue to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO INVESTING FOR GROWTH

 oDue to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

CREDIT RISKS

 oCredit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

 oCredit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

 oMany fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the investment adviser's credit assessment.

 oFixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

CALL RISKS

 oCall risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

 oIf a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

 oGenerally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.

WHAT DO SHARES COST?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When a Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined net asset value (NAV) less any applicable sales charge (the Public Offering Price). There is no sales charge when you purchase Shares of the Money Market Fund.

NAV for each of the Funds is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The NAV for the Money Market Fund is expected to be $1.00 per Share.

The value of Fund Shares (except the Money Market Fund) is generally determined based upon the market value of portfolio securities (less that Fund's liabilities). However, the Funds' Board has adopted detailed procedures directing specified other methods of valuing investments when necessary to appraise their fair market value (such as when market quotations are not readily available for a given portfolio security).

The value of the Money Market Fund's Shares is determined by amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accretion of discount rather than at current market value.

 oThe required minimum initial investment for Fund Shares (except the Money
  Market Fund) is $1,000.

 oThe required subsequent investment amount is $100.

 oThe required minimum initial investment for retirement investments is $500.

All minimum amounts may be waived for employees of The Provident Bank and the distributor.

The following tables summarize the maximum sales charges, if any, that you will pay on an investment in a Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

SALES CHARGE WHEN YOU PURCHASE INVESTOR A SHARES

Investor A Shares of ALL FUNDS are sold at their NAV next determined after an order is received in proper form (as described in this prospectus) less a sales charge (except the MONEY MARKET FUND, which does not have a sales charge) as follows:

                 SALES CHARGE AS A PERCENTAGESALES CHARGE AS A PERCENTAGE
PURCHASE AMOUNT    OF PUBLIC OFFERING PRICE           OF NAV

Less than $100,000            4.50%                   4.71%

$100,000 but less than $250,000  3.50%                3.63%

$250,000 but less than $500,000  2.50%                2.56%

$500,000 but less than $1 million                     1.50% 1.52%

$1 million or greater         0.00%                   0.00%

THE SALES CHARGE AT PURCHASE MAY BE REDUCED OR ELIMINATED BY:

o purchasing Shares in greater quantities to reduce the applicable sales charges;

o combining concurrent purchases of Shares made by you, your spouse, or your children under age 21;

o accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

o signing a letter of intent to purchase at least $100,000 in Shares within 13 months (call the Funds for an application and more information).

THE SALES CHARGE WILL BE ELIMINATED WHEN YOU PURCHASE SHARES:

o within 30 days of redeeming Shares of an equal or lesser amount (other than Shares of the Money Market Fund);

o by exchanging Shares from the same share class of another Riverfront Fund (other than the Money Market Fund);

o through wrap accounts or other investment programs where you pay the investment professional directly for services;

o personal trust, employee benefit, agency and custodial (other than IRA) clients of Provident;

o through investment professionals that receive no portion of the sales charge; or

o as a Trustee, officer or employee of The Riverfront Funds, the investment adviser, the Distributor, and their affiliates, and the immediate family members of these individuals.

If your purchase qualifies, you or your investment professional must notify the Funds' Distributor at the time of purchase to reduce or eliminate the sales charge. If the Distributor is not notified, you will receive the reduced sales charge only on the additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM INVESTOR B SHARES

Your redemption proceeds may be reduced by a sales charge commonly referred to as a contingent deferred sales charge (CDSC). Investor B Shares are not offered by the Money Market Fund.

SHARES HELD UP TO:   CDSC              SHARES HELD UP TO:   CDSC

1 year      4.00%    5 years           2.00%

2 years     4.00%    6 years           1.00%

3 years     4.00%    7 years or more   0.00%

4 years     3.00%

After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on the 15th of the following month.

YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:

 opurchased with reinvested dividends or capital gains;

 opurchased within 30 days of redeeming Shares of an equal or lesser amount
  (other than the Money Market Fund);

 othat you exchanged into the same share class of another Riverfront Fund where the Shares were held for the applicable CDSC holding period (other than the Money Market Fund);

 opurchased through investment professionals that did not receive advanced sales payments; or

 oif, after you purchased Shares, you became disabled as defined by the IRS.

If your redemption qualifies, you or your investment professional must notify the distributor at the time of redemption to eliminate the CDSC. If the distributor is not notified, the CDSC will apply.

TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUNDS REDEEM YOUR SHARES IN THIS ORDER:

 oShares that are not subject to a CDSC;

 oShares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Riverfront Funds (other than the Money Market Fund) that have been exchanged for Shares of this Fund); and

 othen, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.

Orders for $250,000 or more will be invested in Investor A Shares instead of Investor B Shares to maximize return and minimize sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently.

HOW ARE THE FUNDS SOLD?

The Funds offer three share classes: Investor A Shares, Investor B Shares and Institutional Class Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Investor A and Investor B Shares. Each share class has different sales charges and other expenses, which affect their performance. The Money Market Fund does not offer Investor B Shares and is the only Fund that offers Institutional Shares.

The Funds' Distributor, Edgewood Services, Inc. (Distributor) markets the Shares described in this prospectus to institutions and individuals, directly or through investment professionals, including customers of Provident. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc.

RULE 12B-1 PLANS

The Funds have adopted Rule 12b-1 Plans, which allow them to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Funds' Investor A and Investor B Shares. The 12b-1 fee for the Investor A Shares is 0.25% and for Investor B Shares the 12b-1 fee is 1.00%. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees. The Distributor will not make payment of 12b-1 Fees in amounts less than $10.

HOW DO I PURCHASE SHARES?

Shares of each Fund may be purchased through an investment professional or directly from the Funds.

The Funds reserve the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 oEstablish an account with the investment professional; and

 oFor all Funds except the Money Market Fund, submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment by 3:00 p.m. (Eastern time) within three business days following the order. You will become the owner of Shares and receive dividends when the Fund receives your payment.

 oFor the Money Market Fund, submit your purchase order to the investment professional before 12:00 noon (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund before 12:00 noon (Eastern time) and the Fund receives payment by 4:00 p.m. (Eastern time). Orders and/or payments received after these times will entitle you to the next day's dividend. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment Professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUNDS

To establish your account with a Fund:

 oSubmit a completed account application; and

 oSend your payment to the Fund by Federal Reserve wire or by check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

After establishing an account, you may place an order by calling the Funds and the Shares will be priced at the next calculated NAV after the Funds receive the order.

BY WIRE

You or your investment professional must telephone Provident at 1-800-424-2295 and provide the following information:

 oThe name of the Fund in which you wish to invest;

 oyour name, address, telephone number and tax identification number;

 othe dollar amount of the wire; and

 othe name of the institution wiring the funds.

Provident will provide you with a Fund account number.

Then, send your wire to:

      The Provident Bank
      Cincinnati, OH ABA: 042000424
      Mutual Fund Services

      Account 0895-261
      For Further Credit to: (Fund and Class of Shares Name) of
          The Riverfront Funds
      Fund Account Number
      Account Name

You cannot purchase Shares by wire on holidays or when wire transfers are restricted.

BY CHECK

Make your check payable to the appropriate Fund and mail it together with a completed account application to:

      The Riverfront Funds
      c/o The Provident Bank
      Mutual Fund Services
      P.O. Box 14967
      Cincinnati, OH 45250-0967

If you have already established an account with the Funds you do not need to mail an account application but must note your account number on the check.

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

      The Provident Bank
      Shareholder Services MS 668-D
      309 Vine Street
      Cincinnati, OH 45202

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds will not accept third-party checks (checks originally made payable to someone other than you or the Fund). For the Money Market Fund, orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

Shares of the Funds may be purchased through electronic funds transfer (EFT). See your account application for details.

PURCHASES THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Riverfront Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations. Shares purchased by check are eligible for exchange after 15 days.

SYSTEMATIC INVESTMENT PLAN

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Plan section of your account registration or by contacting the Funds or your investment professional. Once proper authorization is given, your bank account will be debited on the date specified to purchase shares of a Fund. The sales charge will be waived for investments made under this Plan.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as IRAs). For more information, call the Funds at 1-800-424-2295 or your investment professional or write the Funds at:

      Mutual Fund Services
      P.O. Box 14967
      Cincinnati, OH 45250-0967

We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee and termination fee.

HOW DO I REDEEM SHARES?

Each Fund redeems Shares at its NAV next determined after the Fund receives the redemption request in proper form, less any applicable CDSC. Shares may be redeemed directly from the Funds by mail or by telephone or through an investment professional.

BY MAIL

Send your written redemption request including your name, the Fund's and Class of Shares name, your account number and the Share or dollar amount requested to:

      The Riverfront Funds
      c/o The Provident Bank
      Mutual Fund Services
      P.O. Box 14967
      Cincinnati, OH 45250-0967

BY TELEPHONE

If you have completed the proper authorization form on your account application you may also redeem Shares by calling the Funds at 1-800-424-2295. The dollar amount of the telephone redemption may not exceed $50,000.

Your telephone instructions may be recorded. If the Funds do not follow reasonable procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Redemptions by telephone will only be permitted if the address and bank account of record have been the same for at least 30 days.

If your account is through an investment professional, contact your investment professional for instructions on how to redeem Shares.

SIGNATURE GUARANTEES

You must have a signature guarantee on written redemption requests when:

 oyou are requesting a redemption of $50,000 or more;

 oyou want a redemption to be sent to an address other than the one you have on record with the Fund (or to an address of record which has been changed within the last 30 days); or

 oyou want the redemption payable to someone other than the shareholder of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

 oto allow your purchase payment to clear;

 oduring periods of market volatility; or

 owhen a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities subject to certain limitations.

AUTOMATIC WITHDRAWAL PLAN

The Automatic Withdrawal Plan allows you to automatically redeem Shares monthly or quarterly if your account has a value of at least $10,000 in Investor A Shares or Investor B Shares. Each redemption must be at least $100 and no more than:

 o1.5% per month or 4.5% per quarter of the total net asset value of the Fund's
  Investor A Shares in the account when the Plan is opened; or

 o0.833% per month or 2.5% per quarter of the total net asset value of the Fund's Investor B Shares in the account when the Plan is opened, as applicable.

This program may reduce, and eventually deplete, your account and payments should not be considered yield or income.

Due to the fact that Investor A Shares are sold with an initial sales charge, it is not advisable for you to purchase Investor A Shares while participating in this Plan. The CDSC will be waived on automatic redemptions of Investor B Shares.

CHECKWRITING

If requested on your account application, and if you have your account directly with the Funds through the Distributor (not through an investment professional), the Money Market Fund will establish a checking account for you with Provident free of charge. Checks may be drawn for $250 or more payable to anyone. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

Since the aggregate amount in your account changes each day because of the daily dividend, you should not attempt to withdraw the full amount in your account by using a check.

HOW DO I EXCHANGE SHARES?

You may exchange Shares of a Fund (other than Shares of the Money Market Fund) for Shares of the same class of another Fund at NAV and without a sales charge, provided you meet the $1,000 minimum investment requirement.

To exchange Shares call the Funds at 1-800-424-2295 or write the Funds at:

      The Riverfront Funds
      c/o The Provident Bank
      Mutual Funds Services
      P.O. Box 14967
      Cincinnati, OH 45250-0967

An exchange is treated as a redemption and subsequent purchase, and is therefore a taxable transaction. An exchange must comply with the requirements for a redemption, including signature guarantees where appropriate, and must specify the dollar value or number of Shares to be exchanged.

Your telephone instructions may be recorded. If the Funds do not follow reasonable procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Exchanges of Investor B Shares of a Fund for Shares of the Money Market Fund are not permitted.

The Funds may modify or terminate the exchange privilege at any time. Shareholders will be given 60 days' notice of the modification or termination of the exchange privilege.

Excessive trading may be detrimental to a Fund and other shareholders; as such, exchanges are limited to five per year or three per calendar quarter.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions (except redemptions effected by checkwriting) and exchanges, including systematic transactions. In addition, you will receive periodic statements reporting all account activity, dividends and capital gains paid.

SHARE CERTIFICATES

The Funds do not issue share certificates.

DIVIDENDS AND CAPITAL GAINS

The Money Market Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire you begin earning dividends on the day your wire is received, provided you have notified the Fund prior to 12:00 noon (Eastern time). If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. If you redeem Shares of the Money Market Fund by phone prior to 12:00 noon (Eastern time), you will not receive that day's dividend and redemption proceeds will generally be sent that day. If you redeem Shares of the Money Market Fund by phone after 12:00 noon (Eastern time), you will receive that day's dividend but redemption proceeds will not generally be sent until the next business day.

The Small Company Fund declares and pays any dividends semi-annually. The remaining Funds declare and pay dividends monthly. Dividends are paid to all shareholders invested in a Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below $500. Before an account is closed, the shareholder will be notified and allowed 45 days to purchase additional Shares to increase the balance over $500.

TAX INFORMATION

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending on the length of time the Fund holds its assets.

Fund distributions for the Large Company Fund and Small Company Fund are expected to be primarily capital gains. Fund distributions for the Balanced Fund and Select Value Fund are expected to be both dividends and capital gains. Fund distributions for the Income Fund and Money Market Fund are expected to be primarily dividends. Redemptions and exchanges are taxable sales.

Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUNDS?

The Board of Trustees governs the Funds. The Board selects and oversees the investment adviser, Provident Investment Advisors, Inc. ("Provident"). Provident manages the Funds' assets, including buying and selling portfolio securities. Provident's address is One East Fourth Street, Cincinnati, Ohio 45202.

The investment adviser is an investment adviser registered under the Investment Advisers Act of 1940 and is a subsidiary of Provident Financial Group, Inc., a bank holding company located in Cincinnati, OH with approximately [$____ billion] in consolidated assets as of December 31, 2000. The investment adviser, or its affiliate, The Provident Bank, has provided investment advisory services to individual and corporate trust accounts since 1902.

The investment adviser manages the Funds by an investment team approach.

For its services under an Advisory Contract, the investment adviser receives an advisory fee from each Fund, which is paid monthly, on an annual basis in accordance with the following schedule:

        FUND NAME       PERCENTAGE OF   FUND NAME  PERCENTAGE OF
                     AVERAGE NET ASSETS         AVERAGE NET ASSETS

Large Company Fund        0.80%        Select Value Fund0.85%

Balanced Fund            0.80%         Income Fund     0.40%

Small Company Fund        0.80%        Money Market Fund0.15%



FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand each Fund's financial performance for its past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions.

This information has been audited by Ernst & Young LLP, whose report, along with the Funds' audited financial statements, is included in the Annual Report which is available upon request free of charge.

THE RIVERFRONT LARGE COMPANY SELECT FUND

THE RIVERFRONT BALANCED FUND

THE RIVERFRONT SMALL COMPANY SELECT FUND

THE RIVERFRONT SELECT VALUE  FUND

THE RIVERFRONT U.S. GOVERNMENT INCOME FUND

INVESTOR A SHARES AND INVESTOR B SHARES

THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

INVESTOR A SHARES

PORTFOLIOS OF THE RIVERFRONT FUNDS

A Statement of Additional Information (SAI) dated April 30, 2001 is incorporated by reference into this prospectus. Additional information about the Funds and their investments is available in the Funds' SAI and Annual and Semi-Annual Reports to shareholders. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected each Fund's performance during their last fiscal year. To obtain the SAI, Annual and Semi-Annual Reports and other information without charge call 1-800-424-2295.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

SEC File No. 811-6082

INVESTMENT
ADVISER

THE PROVIDENT INVESTMENT ADVISORS, INC.
ONE EAST FOURTH STREET, 318D

CINCINNATI, OHIO 45202

DISTRIBUTOR

EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-5829

FOR ADDITIONAL INFORMATION CALL:

MUTUAL FUND SERVICES

1-800-424-2295

G02567-01 (4/01)
768709602

768709701
768709404
768709800
768709842
768709834
768709107
768709867
768709859
768709305
768709875



                              THE RIVERFRONT FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 30, 2001

                    THE RIVERFRONT LARGE COMPANY SELECT FUND

                          THE RIVERFRONT BALANCED FUND

                    THE RIVERFRONT SMALL COMPANY SELECT FUND

                           THE RIVERFRONT SELECT VALUE FUND
                     (formerly The Riverfront Income Equity Fund)
                      THE RIVERFRONT U.S. GOVERNMENT INCOME FUND

                                INVESTOR A SHARES

                                INVESTOR B SHARES

              THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
                                INVESTOR A SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for the Funds, dated April 30, 2001. This SAI incorporates by reference the Fund's Annual Report. You may obtain the prospectus or the Annual Report without charge by calling 1-800-424-2295.

CONTENTS

HOW ARE THE FUNDS ORGANIZED?..........................................2

SECURITIES IN WHICH THE FUNDS INVEST..................................3

SECURITIES DESCRIPTIONS AND TECHNIQUES................................5

INVESTMENT RISKS......................................................12

INVESTMENT LIMITATIONS................................................13

WHAT DO SHARES COST?..................................................16

HOW ARE THE FUNDS SOLD?...............................................17

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?.......................18

HOW DO THE FUNDS MEASURE PERFORMANCE?.................................23

ACCOUNT INFORMATION AND PRICING OF SHARES.............................25

HOW ARE THE FUNDS TAXED?..............................................26

FINANCIAL INFORMATION.................................................26

APPENDIX..............................................................26

ADDRESSES.............................................................30


HOW ARE THE FUNDS ORGANIZED?

The Riverfront Funds (the Trust) is a diversified open-end, management investment company that was originally established under the laws of the State of Maryland on March 27, 1990. On and as of September 30, 1995, pursuant to an Agreement and Plan of Reorganization and Liquidation with MIM Mutual Funds, Inc. ("MIM"): (a) the Money Market Fund acquired all of the assets and liabilities of the MIM Money Market Fund; (b) the Select ValueFund acquired all of the assets and liabilities of the MIM Bond Income Fund, the MIM Stock Income Fund and the AFA Equity Income Fund; and (c) the Small Company Fund (at that time named the Stock Appreciation Fund) acquired all of the assets and liabilities of the MIM Stock Growth Fund and the MIM Stock Appreciation Fund (collectively, the "Reorganization"). In exchange for such assets and liabilities, the respective Fund issued a number of its Investor A Shares equal in value to the net assets of the corresponding MIM Fund acquired in the Reorganization. For accounting and performance purposes, the MIM Stock Appreciation Fund is considered to be the predecessor of the Small Company Fund; therefore, performance and financial information of the Small Company Fund prior to September 30, 1995, relates to the operations of the MIM Stock Appreciation Fund prior to the Reorganization.

On December 29, 1998, The Riverfront Funds, Inc., a Maryland corporation, changed its form of organization by completing a reorganization with The Riverfront Funds, an Ohio business trust, organized on October 6, 1996 for such a purpose. On December 8, 2000, The Riverfront Income Equity Fund changed its name to The Riverfront Select Value Fund.

The Funds are diversified portfolios of the Trust. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Board of Trustees (the Board) has established two classes of Shares of each Fund (except Money Market Fund), known as Investor A Shares and Investor B Shares (Shares). The Money Market Fund does not offer Investor B Shares but offers a second class of shares known as Institutional Class Shares. This SAI relates only to the Investor A and Investor B Shares.

SECURITIES IN WHICH THE FUNDS INVEST

Following is a table that indicates which types of securities are a:

P = PRINCIPAL investment of a Fund; (shaded in chart)

A = ACCEPTABLE (but not principal) investment of a Fund; or

N = NOT AN ACCEPTABLE investment of a Fund.

----------------------------------------------------------------------------------------
SECURITIES                      LARGE     BALANCED SMALL    SELECT   INCOME    MONEY
                                COMPANY     FUND   COMPANY  VALUE      FUND    MARKET

                                  FUND               FUND     FUND               FUND

--------------------------------
----------------------------------------------------------------------------------------
EQUITY SECURITIES6                  P        P        P        P         N        N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   COMMON STOCKS                    P        P        P            P     N        N
--------------------------------          ------------------         -------------------
----------------------------------------------------------------------------------------
   PREFERRED STOCKS                 P        A        N        P         N        N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   REAL ESTATE INVESTMENT           A        A        A        A         N        N
   TRUSTS

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   WARRANTS8                        A        A        A        A         N        N
--------------------------------
----------------------------------------------------------------------------------------
FIXED INCOME SECURITIES             A        P        A        A         P        P
--------------------------------          ---------                  ----------
------------------------------------------         ------------------          ---------
   TREASURY SECURITIES              A        A        A        A         A        P
---------------------------------------------------------------------          ---------
----------------------------------------------------------------------------------------
   AGENCY SECURITIES                A        A        A        A         P        P
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   CORPORATE DEBT SECURITIES1       A        A        A        A         P        N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
      COMMERCIAL PAPER2             A        A        A        A         A        N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
      DEMAND INSTRUMENTS2           A        A        A        A         A        N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   NON-INVESTMENT GRADE             A        N        N        A         N        N
SECURITIES7

---------------------------------------------------------------------          ---------
----------------------------------------------------------------------------------------
   MORTGAGE BACKED SECURITIES5      N        A        N        N         A        N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
      CMOS5                         N        A        N        N         A        N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   ASSET BACKED SECURITIES5         N        A        N        N         A        N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   BANK INSTRUMENTS4                A        A        A        A         A        N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   CREDIT ENHANCEMENT6              N        N        N        N         A        N
------------------------------------------         -------------------------------------
----------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES              A        P        N        A         N        N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
FOREIGN SECURITIES,9,10             A        A        A        A         A        N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   DEPOSITORY RECEIPTS9,10          A        A        A        A         N        N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   FOREIGN GOVERNMENT               N        A        N        N         A        N
SECURITIES5

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
DERIVATIVE CONTRACTS                A        A        A        A         A        N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   FUTURES CONTRACTS                A        A        A        A         A        N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   OPTIONS                          A        A        A        A         A        N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
SPECIAL TRANSACTIONS                A        A        A        A         A        A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS3           A        A        A        A         A        A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   REVERSE REPURCHASE               A        A        A        A         A        N
   AGREEMENTS

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   WHEN ISSUED TRANSACTIONS         A        A        N        A         A        A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     TO BE ANNOUNCED SECURITIES     A        A        N        A         A        A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     DOLLAR ROLLS                   N        N        N        N         A        N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   SECURITIES LENDING               A        A        N        A         A        A
----------------------------------------------------------------------------------------
    SECURITIES OF OTHER             A        A        A        A         A        A
    INVESTMENT COMPANIES

----------------------------------------------------------------------------------------

1 Each Fund (except the Balanced Fund) may invest up to 35% of its total assets in such securities with remaining maturities of one year or less and rated in one of the three highest rating categories by an NRSRO, or if unrated, determined to be of comparable quality by the adviser. The Balanced Fund may invest up to 25% of its total assets in such securities and in high grade corporate debt securities rated at the time of purchase in one of the four highest rating categories assigned by an appropriate NRSRO, or if unrated, are determined to be of comparable quality by the adviser.

2 Each Fund (except the Money Market Fund) may invest up to 35% of its total assets in such securities rated in the highest rating category by an NRSRO or, if unrated, determined to be of comparable quality by the adviser.

3    Each Fund may invest up to 35% of its total assets in such securities.

4 Each Fund (except the Money Market Fund) may invest up to 35% of its total assets in bankers' acceptances which are guaranteed by U.S. commercial banks having total assets at the time of purchase in excess of $1.5 billion and in certificates of deposit of domestic and foreign branches of U.S. banks which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation and have total assets at the time of purchase in excess of $1.5 billion.

5 The Income Fund may invest up to 35% of its total assets in such securities which are rated no lower than one of the three highest rating categories by an NRSRO, or, if unrated, are determined to be of comparable quality by the adviser.

6 The Select Value Fund may invest in such securities which are rated in one of the four highest rating categories by an NRSRO, or, if unrated, are determined to be of comparable quality by the adviser.

7 The Select Value Fund and Large Company Fund may invest in such securities rated no lower than B by an NRSRO or in unrated securities which are deemed by the adviser or sub-adviser to be of comparable quality. Each Fund expects to invest less than 5% of its total assets in such securities.

8 The Small Company Fund may not invest more than 5% of its net assets in such securities.

9 The Large Company Fund expects to invest less than 15% of its total assets in such securities.

10 The Balanced Fund may invest up to 20% of its total assets in such securities.




SECURITIES DESCRIPTIONS AND TECHNIQUES

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Funds may invest.

    COMMON STOCKS

    Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

    PREFERRED STOCKS

    Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Funds may also treat such redeemable preferred stock as a fixed income security.

    REAL ESTATE INVESTMENT TRUSTS (REITS)

    REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

    WARRANTS

    Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) on or before a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified period of time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds invest.

    TREASURY SECURITIES

    Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

    AGENCY SECURITIES

    Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

    A Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

    CORPORATE DEBT SECURITIES

    Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

    In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

       COMMERCIAL PAPER

       Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

       DEMAND INSTRUMENTS

       Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. A Fund may be able to treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

    MORTGAGE BACKED SECURITIES

    Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

    Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

       COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

       CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class.

       SEQUENTIAL CMOS

       In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

       PACS, TACS AND COMPANION CLASSES

       More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

       IOS AND POS

       CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against market risks.

       Z CLASSES AND RESIDUAL CLASSES

       CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

       The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

    ASSET BACKED SECURITIES

    Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like IOs and POs.

    BANK INSTRUMENTS

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.


    CREDIT ENHANCEMENT

    Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

    Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

FOREIGN SECURITIES

Each of the Funds (except the Money Market Fund) may invest in foreign securities. The Large Company Fund, Balanced Fund and Income Fund each may only invest up to 15%, 20% and 35%, respectively, of their total assets in such securities.

Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o     the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.

      DEPOSITORY RECEIPTS

      Depository receipts represent interests in underlying securities issued by a foreign company. Depository receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depository Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depository Receipts (EDRs), Global Depository Receipts (GDRs), and International Depository Receipts (IDRs), are traded globally or outside the United States. Depository receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

    FOREIGN GOVERNMENT SECURITIES

    Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

    Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose a Fund to liquidity and leverage risks. OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

A Fund may trade in the following types of derivative contracts.

    FUTURES CONTRACTS

    Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

    Each of the Funds (except the Money Market Fund) may buy or sell financial futures contracts.

    The Select Value Fund and the Large Company Fund may buy or sell equity index futures contracts.

    The Income Fund may buy or sell interest rate futures contracts.

    OPTIONS

    Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

    Each of the Funds (except the Money Market Fund) may:

o Buy call options on securities indices in anticipation of an increase in the value of the underlying asset;

o Buy put options on securities indices in anticipation of a decrease in the value of the underlying asset; and

o    Buy or write options to close out existing options positions.

    The Funds may also write call options on securities or on futures contracts regarding securities in which a Fund may invest to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

    The Funds may also write put options on securities or on futures contracts regarding securities in which a Fund may invest to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that a Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

    When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

SPECIAL TRANSACTIONS

    REPURCHASE AGREEMENTS

    Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

    The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

    Repurchase agreements are subject to credit risks.

    REVERSE REPURCHASE AGREEMENTS

    Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

    DELAYED DELIVERY TRANSACTIONS

    Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time beyond the normal settlement date. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for a Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

       TO BE ANNOUNCED SECURITIES (TBAS)

       As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund.

       DOLLAR ROLLS

       Dollar rolls are transactions where a Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to market risks and credit risks.

    SECURITIES LENDING

    The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

    A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

    Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

    Securities lending activities are subject to market risks and credit risks.

    ASSET COVERAGE

    In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds a Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

    SECURITIES OF OTHER INVESTMENT COMPANIES

    Each Fund may invest its assets in securities of other investment companies, including affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by a Fund in shares of other investment companies may be subject to such duplicate expenses. Each Fund will limit its investment in other investment companies to not more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of its total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general.

INVESTMENT RISKS

SECTOR RISKS

o Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LIQUIDITY RISKS

o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

CURRENCY RISKS

o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

o The investment adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF FOREIGN INVESTING

o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o Foreign countries may have restrictions on foreign ownership or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect a Fund's investments.

o Foreign financial markets may have fewer investor protections than U.S. markets. For instance, there may be less publicly available information about foreign companies, and the information that is available may be difficult to obtain or may not be current. In addition, foreign countries may lack financial controls and reporting standards, or regulatory requirements, comparable to those applicable to U.S. companies.

o Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.

EURO RISKS

o The Funds may make significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of a Fund's investments.

o With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

LEVERAGE RISKS

o Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

BOND MARKET RISKS

o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

o Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

INVESTMENT LIMITATIONS

Unless otherwise stated, all references to a Fund's assets are in terms of current market value.

EACH OF THE LARGE COMPANY FUND AND THE SMALL COMPANY FUND MAY NOT:

1. Purchase securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of such Fund would be invested in the securities of such issuer or the Fund would hold more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of the Fund's total assets;

2. Purchase any securities which would cause 25% or more of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

3. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of its total assets at the time of such borrowing, and except as permitted pursuant to appropriate exemptions from the Investment Company Act of 1940 ("1940 Act"). The Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets;

4. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions, and enter into repurchase agreements;

5. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities and except as may be necessary to make margin payments in connection with derivative securities transactions;

6. Underwrite the securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

7. Purchase or sell commodities or commodity contracts, except to the extent disclosed in the current Prospectus of the Fund; and

8. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction).

THE BALANCED FUND MAY NOT:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Balanced Fund's total assets would be invested in such issuer, or the Balanced Fund would hold more than 10% of any class of securities of the issuer, except that up to 25% of the value of the Balanced Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

2. Purchase any securities which would cause more than 25% of the value of the Balanced Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities;
     (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For examples, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

3. Borrow money or issue senior securities, except that the Balanced Fund may borrow from banks or enter into reverse repurchase agreements or dollar roll agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing, and except as permitted pursuant to appropriate exemptions from the 1940 Act;

4. Make loans, except that the Balanced Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objectives and policies, make time deposits with financial institutions, and enter into repurchase agreements;

5. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities and except as may be necessary to make margin payments in connection with derivative securities transactions;

6. Underwrite the securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

7. Purchase or sell commodities or commodity contracts, except to the extent disclosed in the current Prospectus of the Fund; and

8. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction).

EACH OF THE SELECT VALUE FUND AND THE INCOME FUND MAY NOT:

1. Invest in securities of any one issuer (other than the U.S. government, its agencies and instrumentalities) if, immediately after and as a result of such investment, the current market value of the holdings of such Fund in the securities of such issuer exceeds 5% of the Fund's total assets;

2. Invest in the securities of companies primarily engaged in any one industry (other than the U.S. government, its agencies and instrumentalities) if, immediately after and as a result of such investment, the current market value of the aggregate holdings of the Fund in the securities of companies in such industry exceeds 25% of the Fund's total assets. However, an industry concentration in excess of such percentage limitation is permitted if it occurs incidentally as a result of changes in the market value of portfolio securities;

3. Acquire the outstanding voting securities of any one issuer if, immediately after and as a result of such investment, the current market value of the holdings of the Fund in the securities of such issuer exceeds 10% of the market value of such issuer's outstanding voting securities;

4. Borrow money, which includes entering into reverse repurchase agreements, except that each Fund may enter into reverse repurchase agreements or borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Fund's net assets; provided that while borrowings from banks exceed 5% of a Fund's net assets, any such borrowings and reverse repurchase agreements will be repaid before additional investments are made;

5. Pledge more than 15% of its net assets to secure indebtedness; the purchase or sale of securities on a "when issued" basis is not deemed to be a pledge of assets;

6. Invest more than 15% of the value of the Fund's net assets in restricted or illiquid securities or instruments including, but not limited to, securities for which there are no readily available market quotations, dealer (OTC) options, assets used to cover dealer options written by the Fund or repurchase agreements that mature in more than 7 days;

7. Lend more than 30% in value of the Fund's securities to brokers, dealers or other financial organizations. All such loans will be collateralized by cash or U.S. government obligations that are maintained at all times in an amount equal to at least 102% of the current value of the loaned securities;

8. Invest in securities of an issuer (other than an agency or instrumentality of the U.S. Government) which, together with any predecessor of the issuer, has been in operation for less than three years if, immediately after and as a result of such investment, more than 5% of the value of the Fund's total assets would then be invested in the securities of such issuer; and

9. Invest more than 10% of the value of the Fund's net assets in fixed time deposits which are non-negotiable and/or which impose a penalty for early withdrawal and which have maturities of more than 7 days.

With respect to investment restrictions 1 and 3, the percentage limits stated therein apply to 75% of each Fund's total assets.

THE MONEY MARKET FUND MAY NOT:

1. Purchase any security (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) of any issuer if as a result more than 5% of its total assets would be invested in securities of the issuer;

2. Purchase securities on margin, except that it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities;

3. Borrow money, except that the Money Market Fund may borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Money Market Fund's net assets; provided that while borrowings from banks exceed 5% of the Money Market Fund's net assets, any such borrowings will be repaid before additional investments are made;

4. Pledge more than 15% of its net assets to secure indebtedness; the purchase or sale of securities on a "when issued" basis is not deemed to be a pledge of assets;

5. Issue senior securities; the purchase or sale of securities on a "when issued" basis is not deemed to be the issuance of a senior security;

6. Make loans, except that the Money Market Fund may purchase or hold debt securities consistent with its investment objective, lend portfolio securities valued at not more than 15% of its total assets to brokers, dealers and financial institutions and enter into repurchase agreements;

7. Purchase any security of any issuer if as a result more than 25% of its total assets would be invested in a single industry; there is no restriction with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

8. Invest more than 15% of its total assets in repurchase agreements maturing in more than seven days;

9. Invest more than 5% of its total assets in securities of any company having a record, together with its predecessors, of less than three years of continuous operation;

10.Make short sales of  securities or maintain a short  position,  unless at all times when a short position is open it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short; and

11.Underwrite securities of other issuers, except that the Money Market Fund may purchase securities from the issuer or others and dispose of such securities in a manner consistent with its investment objective.

With respect to Investment Restriction (8), the Money Market Fund will limit its investments in repurchase agreements maturing in more than seven days to no more than 10% of its total assets.

THE ABOVE LIMITATIONS CANNOT BE CHANGED FOR A FUND UNLESS AUTHORIZED BY THE BOARD OF TRUSTEES AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES" OF THAT FUND, AS DEFINED BY THE 1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

THE LARGE COMPANY FUND, THE BALANCED FUND AND THE SMALL COMPANY FUND MAY NOT:

1. Purchase or otherwise acquire any securities, if as a result, more than 15% of its net assets would be invested in securities that are illiquid;

2. Engage in any short sales, except to the extent disclosed in the current Prospectus of the Fund;

3. Purchase participation or direct interests in oil, gas or other mineral exploration or development programs (although investments by such Funds in marketable securities of companies engaged in such activities are not prohibited by this restriction);

4. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act or pursuant to any exemptions therefrom; and

5. Mortgage or hypothecate the Fund's assets in excess of one third of the Fund's total assets.

If a percentage limit is satisfied at the time of investment or borrowing, a later increase or decrease resulting from a change in asset value is not a violation of the limit.

WHAT DO SHARES COST?

Each Fund's net asset value ("NAV") per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The Money Market Fund attempts to stabilize the value of a Share at $1.00. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

 REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

QUANTITY DISCOUNTS

Larger purchases of the same Share class reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the same share class of two Funds in calculating the applicable sales charge.

LETTER OF INTENT

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

You may reinvest, within 30 days, your Share redemption proceeds at the next determined NAV without any sales charge. This sales charge elimination in offered because a sales charge was previously assessed.

PURCHASES BY AFFILIATES OF THE FUNDS

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

o the Trustees, employees and sales representatives of the Trust, the Adviser, the Distributor and their affiliates;

o any associated person of an investment dealer who has a sales agreement with the Distributor; and

o    trusts, pension or profit-sharing plans for these individuals.


REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because: no sales commissions have been advanced to the selling financial intermediary; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC), or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

o following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

o representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

o which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;

o of Shares that represent a reinvestment within 30 days of a previous redemption;

o of Shares held by the Trustees, employees, and sales representatives of the Trust, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; and

o    of  Shares  originally  purchased  through  a  bank  trust  department,   a
     registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

HOW ARE THE FUNDS SOLD?

     Under the Distributor's Contract with the Trust, the Distributor (Edgewood Services, Inc.) offers Shares on a continuous, best-efforts basis.


RULE 12B-1 PLANS

The Rule 12b-1 Plans are designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds' Investor A Shares may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The Funds' Investor B Shares reimburse the Distributor only for those payments made to investment professionals up to the maximum Rule 12b-1 Plan fee. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICING PLAN

The Funds may pay compensation to banks and other financial institutions including Provident and its affiliates and the Distributor for providing shareholder services and maintaining shareholder accounts. As of the date of this SAI, the Funds have not entered into any shareholder servicing agreements.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Investor A Share sales (not on Investor A Shares of the Money Market Fund). The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professional for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor (but not out of Fund assets). The Distributor may be reimbursed by the Adviser or its affiliates.

Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or the transfer agent (these fees do not come out of Fund assets). The Distributor may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested, and/or the type and nature of sales or marketing support furnished by the investment professional.

Provident Securities & Investment Company, an affiliate of Provident (PSI), will pay additional consideration to dealers not to exceed 4.0% of the offering price per Share on all sales of Investor B Shares as an expense of PSI for which PSI will be reimbursed by the Distributor under the Investor B 12b-1 Plan or upon receipt of a contingent deferred sales charge. Any additional consideration or incentive program may be terminated at any time by the Distributor.

REDEMPTION IN KIND

Although the Trust intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption proceeds in whole or in part by a distribution of the Fund's portfolio securities.

Because the Trust has elected to be governed by Rule 18f-1 under the 1940 Act, the Trust is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines the value of portfolio securities when calculating its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

OFFICERS AND TRUSTEES

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is comprised of six funds and is the only investment company in the Fund Complex. The address for each officer of the Trust is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA.

As of April xx, 2001, the Trust's Board and Officers as a group owned less than 1% of each Fund's outstanding Shares.

---------------------------------------------------------------------------   -------------
        NAME                      OCCUPATIONS FOR PAST 5 YEARS                 AGGREGATE
         AGE                                                                  COMPENSATION
       ADDRESS                                                                 FROM TRUST
 POSITION WITH TRUST

----------------------                                                        -------------
---------------------------------------------------------------------------   -------------
J. VIRGIL EARLY, JR.  Principal in J. Virgil Early & Associates  (business    $11,000
Age: 63               consulting);   Vice   President  of  Synovus   Trust
11 Bliss Lane         company since September 1997
Jekyll Island, GA
31527

Trustee

                      -----------------------------------------------------   -------------
---------------------------------------------------------------------------   -------------
WILLIAM B. HIGGINS    Senior Vice President and Director of Sena Weller       $11,000
Age: 57               Rohs Williams  Inc. (investment advisory services).
300 Main Street
3rd Floor
Cincinnati, OH 45202
Trustee
---------------------------------------------------------------------------   -------------
---------------------------------------------------------------------------   -------------
HARVEY   M.   SALKIN, Professor, Weatherhead School of Management, Case       $9,500
PH.D.*                Western Reserve University and President of
Age: 55               Marshall Plan Advisers, Inc. (investment advisory
10900 Euclid Avenue   services).
Cleveland,         OH
44106-7235
Trustee

---------------------------------------------------------------------------   -------------
---------------------------------------------------------------------------   -------------
DONALD C. SIEKMANN    Retired; former partner of Arthur Andersen              $11,500
Age: 62               (independent public accountants).
3914   Miami    Road,
Suite 210
Cincinnati, OH 45227
Trustee
---------------------------------------------------------------------------   -------------
---------------------------------------------------------------------------   -------------
WILLIAM N. STRATMAN*  Co-owner of Mariners Inn Banquet Halls since 1995.      $10,500
Age: 57
7949 Graves Road
Cincinnati, OH 45243
Trustee


---------------------------------------------------------------------------   -------------
---------------------------------------------------------------------------   -------------
PETER J. GERMAIN      Senior Vice President and Director, Mutual Fund         $0
Age: 42               Services Division, Federated Services Company;
President             Formerly Senior Corporate Counsel, Federated
                      Investors.
---------------------------------------------------------------------------   -------------
GEORGE M. POLATAS     Assistant Vice President, Federated Services            $0
Age: 39               Company; Vice President and Assistant Treasurer of
Vice President and    various Funds distributed by Edgewood Services, Inc.
Assistant Treasurer
---------------------------------------------------------------------------   -------------
---------------------------------------------------------------------------   -------------
JEFFREY W. STERLING   Vice President,  Treasurer or Assistant Treasurer of    $0
Age: 54               various  Funds  distributed  by  Edgewood  Services,
Vice President and    Inc.; Vice President, Federated Services Company.
Treasurer
---------------------------------------------------------------------------   -------------
---------------------------------------------------------------------------   -------------
TIMOTHY S. JOHNSON    Corporate  Counsel,   Federated   Investors,   Inc.;    $0
Age: 39               Secretary,  Edgewood  Services,  Inc.;  Secretary or
Secretary             Assistant  Secretary of various Funds distributed by
                      Edgewood  Services,  Inc. and  Federated  Securities
                      Corp.;  Previously  Associate  of Reed  Smith Shaw &
                      McClay, Pittsburgh, PA (a law firm).
---------------------------------------------------------------------------   -------------

* Denotes a Trustee who is deemed to be an interested person as defined by the 1940 Act.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Funds. The Funds' investment adviser is Provident Investment Advisors, Inc.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Trust, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, the Trust's Trustees, and certain other employees. Although the Codes of Ethics permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated Investors, Inc., subject to the supervision of the Board of Trustees, provides all management and administrative services reasonably necessary for the operations of each Fund, other than those provided by other service providers, for a fee at an annual rate of 0.17% of the average aggregate daily net assets of the each Fund.

The functions performed by Federated Services Company as administrator include, but are not limited to the following:

o preparation, filing and maintenance of the Trust's governing documents, minutes of Trustees' meetings and shareholder meetings;

o preparation and filing with the SEC and state regulatory authorities the Trust's registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

o preparation, negotiation and administration of contracts on behalf of the Trust;

o    supervision of the preparation of financial reports;

o    preparation and filing of federal and state tax returns;

o    assistance with the design, development and operation of a Fund; and

o    providing advice to the Funds and Trust's Trustees.

Prior to February 1, 1999, BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, OH 43219, served as Administrator to the Funds.

CUSTODIAN

The Provident Bank is the Funds' custodian. Pursuant to its agreement with the Funds, it is responsible for maintaining the books and records of each Fund's securities and cash and maintaining each Fund's accounting and portfolio transaction records.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

The Provident Bank is the Funds' transfer and dividend disbursing agent.

INDEPENDENT AUDITORS

The independent auditors for the Fund, Ernst and Young LLP, plan and perform their audit so that they may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement in accordance with accounting principles generally accepted in the United States of America.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Funds. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trust's Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or its affiliates in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. Some of the factors the Adviser evaluates in selecting a broker to perform research services are: value of research provided as well as execution capability, commission rate, financial responsibility, and responsiveness to the Adviser. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. The Funds may pay commission rates in excess of industry norms to brokers who provide research services in order to obtain the best qualitative execution under all circumstances.

For the fiscal year ended, December 31, 2000, the Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $______ for which the Trust paid $_______ in brokerage commissions.

Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

FEES PAID BY THE FUNDS FOR SERVICES

---------------------------------------------------------------------------------------
     Fund         ADVISORY FEE PAID      BROKERAGE COMMISSIONS    ADMINISTRATION FEE
                 ADVISORY FEE WAIVED             PAID                    PAID

                SUB-ADVISORY FEE PAID

                   (IF APPLICABLE)

               ------------------------------------------------------------------------
               ------------------------------------------------------------------------
                 FOR THE FISCAL YEAR      FOR THE FISCAL YEAR    FOR THE FISCAL YEAR
                  ENDED DECEMBER 31,      ENDED DECEMBER 31,      ENDED DECEMBER 31,
               ------------------------------------------------------------------------
                 2000    1999    1998    2000    1999    1998    2000    1999   1998
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
LARGE COMPANY  $        $648,700$360,018$       $96,753 $122,406$       $139,44$90,005
   FUND(A)

                        $0      $0

                        $0      $0
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
BALANCED FUND  $        $259,010$200,306$       $20,768 $45,893 $       $49,503$44,513
                        $29,118 $22,256
                        $0      N/A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
SMALL COMPANY  $        $156,209$181,783$       $30,390 $104,971$       $33,720$45,446
     FUND

                        $0      $0

                        $0      $0
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    SELECT     $        $450,118$953,736$       $368,456$366,996$       $82,918$200,788
  VALUEFUND

                        $0      $0

                        $53,743 $494,616
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
 INCOME FUND   $        $159,434$191,380$       $0      $0      $       $68,866$95,691

                        $0      $0

                        $0      $0
---------------------------------------------------------------------------------------
 MONEY MARKET  $        $257,456$239,063$       $0      $0      $       $296,37$318,753
     FUND

                        $0      $0

                        $0      $0
---------------------------------------------------------------------------------------
(a) The Fund commenced operations on January 2, 1997.


-----------------------------------------------
12B-1 FEES FOR THE FISCAL YEAR ENDED

DECEMBER 31, 2000

-----------------------------------------------
                      -------------------------
Funds                 INVESTOR A   INVESTOR B

                        SHARES       SHARES

-----------------------------------------------
-----------------------------------------------
LARGE COMPANY FUND

-----------------------------------------------
-----------------------------------------------
BALANCED FUND

-----------------------------------------------
-----------------------------------------------
SMALL COMPANY FUND

-----------------------------------------------
-----------------------------------------------
INCOME FUND

-----------------------------------------------
-----------------------------------------------
SELECT VALUE FUND

-----------------------------------------------
-----------------------------------------------
MONEY MARKET FUND                     N/A
-----------------------------------------------
HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality, average portfolio maturity, type and value of portfolio securities, changes in interest rates, changes or differences in the Fund's or any class of Shares' expenses, and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for a Fund's shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000
---------------------------------------------------------------------------------------
             LARGE COMPANY  BALANCED FUND      SMALL      SELECT VALUE   INCOME FUND
                  FUND                     COMPANY FUND       FUND

             --------------------------------------------------------------------------
             --------------------------------------------------------------------------
PERIOD       INVESTOINVESTORINVESTOINVESTORINVESTOINVESTOINVESTORINVESTOINVESTORINVESTOR
             A      B       A      B       A      B      A       B      A       B
             SHARES SHARES  SHARES SHARES  SHARES SHARES SHARES  SHARES SHARES  SHARES

---------------------------------------------------------------------------------------
ONE YEAR

-------------               ----------------------------------------------------
---------------------------------------------------------------------------------------
FIVE YEARS

-------------               -----------------------------------------------------------
---------------------------------------------------------------------------------------
TEN YEARS

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
LIFE OF FUND

---------------------------------------------------------------------------------------


YIELD

The yield of Shares of the Money Market Fund is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The Fund's effective yield is computed by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result.

The Money Market Fund's yield and effective yield for the 7 day period ended December 31, 2000 were ____% and ____%, respectively.

To the extent investment professionals charge fees in connection with services provided in conjunction with an investment in a Fund's shares, the Fund's share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio managers' views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

A Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

FINANCIAL PUBLICATIONS.

The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune and Money magazines, among others--provide performance statistics over specified time periods.

LIPPER ANALYTICAL SERVICES, INC

Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

MOODY'S INVESTORS SERVICE, INC., FITCH IBCA, INC. AND STANDARD & POOR'S, various publications.


STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS (S&P 500). Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S & P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S & P figures.

ACCOUNT INFORMATION AND PRICING OF SHARES

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Funds' portfolio securities (except the Money Market Fund's) are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o for all other securities, at fair value as determined in good faith according to detailed procedures adopted by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The Funds value futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

The Trustees have decided that the best method for determining the value of the Money Market Fund's portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Money Market Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

VOTING RIGHTS

Each Share invested in a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote and a proportionate fractional vote for any fraction of Shares invested. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund, only shares of that Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of April xx 2000, the following shareholders of record owned 5% or more of a Fund's outstanding shares: [To be filed by amendment] Shareholders owning 25% or more of outstanding Shares of a Fund may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

HOW ARE THE FUNDS TAXED?

FEDERAL INCOME TAX

The Funds intend to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, they will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other Funds will be separate from those realized by a Fund.

FINANCIAL INFORMATION

The Financial Statements for the fiscal year ended December 31, 2000, are incorporated herein by reference to the Funds' Annual Report to Shareholders dated December 31, 2000.

APPENDIX

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o    Leading market positions in well-established industries;

o    High rates of return on funds employed;

o Conservative capitalization structure with moderate reliance on debt and ample asset protection;

o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

                                       10

ADDRESSES

THE RIVERFRONT FUNDS                   5800 Corporate Drive
                                       Pittsburgh, PA 15237-7010
Distributor

EDGEWOOD SERVICES, INC.                Federated Investors Tower
                                       Pittsburgh, PA 15222-3779

Investment Adviser

PROVIDENT INVESTMENT ADVISORS, INC.    One East Fourth Street
                                       Cincinnati, OH 45202

Custodian

THE PROVIDENT BANK                     One East Fourth Street
                                       Cincinnati, OH 45202

Transfer Agent and Dividend Disbursing Agent

THE PROVIDENT BANK                     One East Fourth Street
                                       Cincinnati, OH 45202

Independent Auditors

ERNST & YOUNG LLP                      Chiquita Center

                                       250 East Fifth Street
                                       Cincinnati, OH 45202
Cusips: 768709602
            768709701
            768709404
            768709800
            768709842
            768709834
            768709107
            768709867
            768709859
            768709305
            768709875
            768709602
(G02567-02) (4/01)







U.S. Government
Securities Money
Market Fund

Institutional Class Shares
Prospectus

                                 APRIL 30, 2001

[Graphic Representation Omitted--See Appendix]

              THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

                           INSTITUTIONAL CLASS SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

Fund Objective, Strategy, Performance and Risks 2

What are the Fund's Fees and Expenses?   3

Investment Strategy for the Fund         4

Principal Securities in Which the Fund Invests  4

Principal Risks of Investing in the Fund 5

What Do Shares Cost?                     7

How is the Fund Sold?                    6

How Do I Purchase Shares?                6

How Do I Redeem Shares?                  7

Account and Share Information            8

Who Manages the Fund?                    9

Financial Information                    9

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

FUND OBJECTIVE, STRATEGY,
PERFORMANCE AND RISKS

     The following describes the investment objectives, principal strategy, performance and principal risks of The Riverfront U.S. Government Securities Money Market Fund (the "Fund"). The Fund offers two separate share classes:
Investor A Shares, and Institutional Class Shares. This prospectus applies only to the Institutional Class Shares ("Shares")

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.

OBJECTIVE: The Fund's objective is to seek current income from short-term U.S. government securities while preserving capital and maintaining liquidity.

PRINCIPAL STRATEGY: The Fund pursues its objective by investing solely in U.S. government securities maturing in 397 days or less. The Fund will invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and in repurchase agreements secured by such obligations. The dollar-weighted average maturity of the Fund will not exceed 90 days.



PRINCIPAL RISKS OF THE FUND

In addition to the risks set forth below that are specific to an investment in the Fund, there are risks common to all mutual funds.

For example, the Fund's Share price may decline and an investor could lose money. Thus, although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund. Also, there is no assurance that the Fund will achieve its investment objective. You should be aware that the Shares offered by this prospectus are not deposits or obligations of any bank including The Provident Bank (Provident), are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

The principal risks associated with an investment in the Fund are Credit Risk, the possibility that an issuer will default on a security by failing to pay interest or principal when due, and Bond Market Risk, the risk posed by the fact that prices of fixed income securities rise and fall in response to interest rate changes.

A complete description of these risks can be found in "Principal Risks of Investing in the Fund" herein.

RISK RETURN BAR CHART AND TABLE

THE TOTAL RETURNS SHOWN HERE ARE FOR THE FUND'S CLASS A SHARES, WHICH IS ANOTHER CLASS OF SHARES OFFERED BY THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND. CLASS A SHARES ARE NOT OFFERED IN THIS PROSPECTUS. THE TOTAL RETURNS FOR CLASS A SHARES ARE DISCLOSED HERE BECAUSE INSTITUTIONAL CLASS SHARES ARE A NEW CLASS OF SHARES. THESE TOTAL RETURNS WOULD BE SUBSTANTIALLY SIMILAR TO THE ANNUAL RETURNS FOR INSTITUTIONAL CLASS SHARES OVER THE SAME PERIOD AND WOULD DIFFER ONLY TO THE EXTENT THAT THE TWO CLASSES DO NOT HAVE THE SAME EXPENSES. IT IS ANTICIPATED THAT EXPENSES OF INSTITUTIONAL CLASS SHARES WILL NOT EXCEED THOSE OF THE CLASS A SHARES

HISTORICALLY, THE FUND HAS MAINTAINED A CONSTANT $1.00 NET ASSET VALUE PER SHARE. THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S CLASS A SHARES TOTAL RETURNS ON A CALENDAR YEAR-END BASIS.

THE FUND'S SHARES ARE NOT SOLD SUBJECT TO A SALES CHARGE (LOAD). THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON NET ASSET VALUE.

THE FUND'S  7-DAY NET YIELD AS OF DECEMBER 31, 2000 WAS ____%.

The following table represents the Fund's Average Annual Total Return through December 31, 2000.

Calendar Period     Investor A Shares

1 Year

5 Year

Start of Performance*

* The Fund's start of performance date was October 8, 1992.

Investors may call the Fund at 1-800-424-2295 to acquire the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WHAT ARE THE FUND'S FEES AND EXPENSES?

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD INSTITUTIONAL CLASS SHARES OF THE FUND.

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                None

ANNUAL FUND OPERATING EXPENSES (before waivers)

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
    (as a percentage of average net assets)

Management Fee                                     0.15%(1)

Distribution and/or Shareholder Services (12b-1) Fee  None

Other Expenses                                     0.33%(2)

Total Annual Fund Expenses                         0.48%(3)
(1) Although not contractually obligated to do so, the Adviser has agreed to waive certain amounts as follows:

Total assets in                        Effective Fee
the Fund                               After Waivers
$200,000,000-399,999,999      Advisory Fee - 10 basis points

$400,000,000-699,999,999      Advisory Fee - 8.5 basis points

$700,000,000-999,999,999      Advisory Fee - 7 basis points

Over $1,000,000,000           Advisory Fee - 5 basis points.

(2) Although not contractually obligated to do so, the Administrator and Custodian have each agreed to waive certain amount as follows:

Total Assets in                     Effective Fee
the Fund                            After Waivers

$200,000,000- 399,999,999     Administrative Fee -  9 basis points
                              Custodian Fee - 4 basis points

$400,000,000- 699,999,999      Administrative Fee - 8 basis points
                              Custodian Fee - 3.75 basis points

$700,000,000-999,999,999      Administrative Fee - 7 basis points
                              Custodian Fee - 3.5 basis points

Over $1,000,000,000           Administrative Fee - 6 basis points
                              Custodian Fee - 3 basis points

(3) Total Impact of Waivers of Fund Expenses

                                Total Annual Fund

Total Assets in the Fund            Expenses After All Waivers
$200,000,000- 399,999,999           0.34%

$400,000,000- 699,999,999           0.3125%

$700,000,000- 999,999,999           0.2850%

Over $1,000,000,000                 0.25%




EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Class Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your cost would be:

               MONEY MARKET
                   FUND

1 Year              $49

3 Years            $154

5 Years            $269

10 Years           $604

INVESTMENT STRATEGY

The Fund's investments are governed by Rule 2a-7 (the "Rule") of the Investment Company Act of 1940. As such, the Fund may only invest in those U.S. government securities which are denominated in U.S. dollars, are appropriate to the objective of maintaining a stable net asset value, present minimal credit risks, are diversified at the time of acquisition when taken together with all other holdings of the Fund, according to the limits of the Rule, and are Eligible Securities. Eligible Securities under the Rule are generally securities rated within the two highest ratings categories from nationally recognized statistical ratings organizations (or comparable unrated securities) with remaining maturities of 397 days or less as determined by the Rule. The Adviser will increase or decrease the average weighted portfolio maturity of the Fund in response to the Adviser's perceptions regarding current economic and market conditions.

PRINCIPAL SECURITIES IN WHICH
THE FUND INVESTS

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. Fixed income securities are generally subject to bond market risks and credit risks.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

      TREASURY SECURITIES

      Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risk.

      AGENCY SECURITIES

      Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (an agency). The United States Treasury supports some agencies with its full, faith and credit. Other agencies receive support through federal subsidies, loans or other benefits. A few agencies have no explicit financial support from the United States Treasury, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

      The Fund treats mortgage backed securities guaranteed by agencies as agency securities. Although an agency guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

      REPURCHASE AGREEMENTS

      Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser.

      The Fund's custodian will generally take possession of the securities subject to repurchase agreements. The investment adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

      Repurchase agreements are subject to credit risks.

      INVESTMENT RATINGS

      The securities in which the Money Market Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

PRINCIPAL RISKS OF INVESTING IN THE FUND

CREDIT RISKS

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the investment adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

BOND MARKET RISKS

o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

WHAT DO SHARES COST?

You can purchase, exchange or redeem Shares any day the New York Stock Exchange
(NYSE) is open. NAV for the Fund is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. There is no sales charge when you purchase Shares of the Fund. The NAV for the Fund is expected to be $1.00 per Share.

The value of the Fund's Shares is determined by amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accretion of discount rather than at current market value.

o The required minimum initial investment for Fund Shares is $1,000,000. o There is no minimum amount required for subsequent investments.

HOW IS THE FUND SOLD?

The Fund offers two share classes: Investor A Shares and Institutional Class Shares, each representing interests in a single portfolio of securities. This prospectus relates only to the Institutional Class Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-424-2295 for more information concerning the other class.

The Fund's distributor, Edgewood Services, Inc. (Distributor) markets the Shares described in this prospectus to institutions and individuals, directly or through investment professionals, including customers of Provident. The Distributor and its affiliates may pay out of their assets certain amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc.

HOW DO I PURCHASE SHARES?

Shares of the Fund may be purchased through an investment professional or directly from the Fund.

The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

o     Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before 12:00 noon (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund before 12:00 noon (Eastern time) and the Fund receives payment by 4:00 p.m. (Eastern time). Orders and/or payments received after these times will entitle you to the next day's dividend. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment Professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

To establish your account with the Fund:

o     Submit a completed account application; and

o Send your payment to the Fund by Federal Reserve wire or by check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

After establishing an account, you may place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

You or your investment professional must telephone Provident at 1-800-424-2295 and provide the following information:

o     your name, address, telephone number and tax identification number;

o     the dollar amount of the wire;

o     the name of the institution wiring the funds.

Provident will provide you with a Fund account number.

Then, send your wire to:

  The Provident Bank

  Cincinnati, OH

  ABA: 042000424
  Mutual Fund Services
  Account 0895-261

  For Further Credit to: (Fund and Class of Shares Name) of The Riverfront Funds Fund Account Number
  Account Name

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to the Fund and mail it together with a completed account application to:

  The Riverfront Funds
  c/o The Provident Bank
  Mutual Fund Services

  P.O. Box 14967
  Cincinnati, OH 45250-0967

If you have already established an account with the Fund you do not need to mail an account application but must note your account number on the check.

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  The Provident Bank
  Shareholder Services MS 668-D
  309 Vine Street
  Cincinnati, OH 45202

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally made payable to someone other than you or the Fund). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

Shares of the Fund may be purchased through electronic funds transfer (EFT). See your account application for details.

HOW DO I REDEEM SHARES?

The Fund redeems Shares at its NAV next determined after the Fund receives the redemption request in proper form. Shares may be redeemed directly from the Fund by mail or by telephone or through an investment professional.

BY MAIL

Send your written redemption request including your name, the Fund's and Class of Shares name, your account number and the Share or dollar amount requested to:

  The Riverfront Funds
  c/o The Provident Bank
  Mutual Fund Services

  P.O. Box 14967
  Cincinnati, OH 45250-0967

BY TELEPHONE

If you have completed the proper authorization form on your account application you may also redeem Shares by calling the Fund at 1-800-424-2295.

Your telephone instructions may be recorded. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Redemptions by telephone will only be permitted if the address and bank account of record have been the same for at least 30 days.

If your account is through an investment professional, contact your investment professional for instructions on how to redeem Shares.

SIGNATURE GUARANTEES

You must have a signature guarantee on written redemption requests:

o when you want a redemption to be sent to an address other than the one you have on record with the Fund (or to an address of record which has been changed within the last 30 days); or

o when you want the redemption payable to someone other than the shareholder of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

o     to allow your purchase payment to clear;

o     during periods of market volatility; or

o [when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.]

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities subject to certain limitations.

ACCOUNT AND SHARE INFORMATION

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

SHARE CERTIFICATES

The Fund does not issue share certificates.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire you begin earning dividends on the day your wire is received, provided you have notified the Fund prior to 12:00 noon (Eastern time). If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. If you redeem Shares of the Fund by phone prior to 12:00 noon (Eastern time), you will not receive that day's dividend and redemption proceeds will generally be sent that day. If you redeem Shares of the Fund by phone after 12:00 noon (Eastern time) you will receive that day's dividend but redemption proceeds will not generally be sent until the next business day.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The fund pays any capital gains at least annually.

Your dividends will be automatically reinvested in additional Shares, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below $500,000. Before an account is closed, the shareholder will be notified and allowed 45 days to purchase additional Shares to increase the balance over $500,000.

TAX INFORMATION

The Fund sends you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales.

Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

     The Board of Trustees governs the Fund. The Board selects and oversees the investment adviser, Provident Investment Advisors, Inc. ("Provident"). Provident manages the Fund's assets, including buying and selling portfolio securities. Provident's address is One East Fourth Street, Cincinnati, Ohio 45202.

The investment adviser is an investment adviser registered under the Investment Advisers Act of 1940 and is a subsidiary of Provident Financial Group, Inc., a bank holding company located in Cincinnati, OH with approximately [$____ billion] in consolidated assets as of December 31, 2000. The investment adviser, or its affiliate, The Provident Bank, has provided investment advisory services to individual and corporate trust accounts since 1902.

The investment adviser manages the Fund by an investment team approach.

For its services under the Advisory Contract, the investment adviser receives an advisory fee of 0.15% of the Fund's average net assets.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report which is available upon request free of charge.

THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
INSTITUTIONAL CLASS SHARES
A PORTFOLIO OF THE RIVERFRONT FUNDS

A Statement of Additional Information (SAI), dated April 30, 2001 is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual and semi-annual reports and other information without charge, call 1-800-424-2295.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

SEC File No. 811-6082

[Graphic Representation Omitted-See Appendix]

                               INVESTMENT ADVISER

                        The Provident Investment Advisors, Inc.
                          One East Fourth Street, 318D

                             Cincinnati, Ohio 45202

                                   DISTRIBUTOR

                             Edgewood Services, Inc.

                              5800 Corporate Drive

                            Pittsburgh, PA 15237-5829

                        FOR ADDITIONAL INFORMATION CALL:

                              Mutual Fund Services

                                 1-800-424-2295

25204(4/01)
768709107

                              THE RIVERFRONT FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 30, 2001

              THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
                           INSTITUTIONAL CLASS SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for the Fund, dated April 30, 2001. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-424-2295.

CONTENTS

HOW IS THE FUND ORGANIZED?........................................2

SECURITIES IN WHICH THE FUND INVESTS..............................2

SECURITIES DESCRIPTIONS AND TECHNIQUES............................3

INVESTMENT RISKS..................................................4

INVESTMENT LIMITATIONS............................................5

HOW IS THE FUND SOLD?.............................................6

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?....................6

HOW DOES THE FUND MEASURE PERFORMANCE?............................9

ACCOUNT INFORMATION AND PRICING OF SHARES.........................10

HOW IS THE FUND TAXED?............................................10

ADDRESSES.........................................................11


HOW IS THE FUND ORGANIZED?

The Riverfront Funds (the Trust) is a diversified open-end, management investment company that was originally established under the laws of the State of Maryland on March 27, 1990. As of September 30, 1995, pursuant to an Agreement and Plan of Reorganization and Liquidation with MIM Mutual Funds, Inc. ("MIM"), the Fund acquired all of the assets and liabilities of the MIM Money Market Fund (the "Reorganization"). In exchange for such assets and liabilities, the Fund issued a number of its shares equal in value to the net assets of the MIM Money Market Fund acquired in the Reorganization.

On December 29, 1998, The Riverfront Funds, Inc., a Maryland corporation, changed its form of organization by completing a reorganization with The Riverfront Funds, an Ohio business trust, organized on October 6, 1996 for such a purpose.

The Fund is a diversified portfolio of the Trust. The Board of Trustees (the Board) has established two classes of shares of the Fund known as Investor A Shares and Institutional Class Shares. This SAI relates only to the Institutional Class Shares (Shares).

SECURITIES IN WHICH THE FUND INVEST

Following is a table that indicates which types of securities are a:

P = PRINCIPAL investments of the Fund; (shaded in chart); or

A = ACCEPTABLE (but not principal) investment of the Fund.

N= NOT AN ACCEPTABLE investment of the Fund

-------------------------------------
SECURITIES                     FUND

------------------------------
-------------------------------------
FIXED INCOME SECURITIES         P

------------------------------
-------------------------------------
   TREASURY SECURITIES          P

-------------------------------------
-------------------------------------
   AGENCY SECURITIES            P

-------------------------------------
-------------------------------------
   CORPORATE DEBT SECURITIES    N

-------------------------------------
-------------------------------------
      COMMERCIAL PAPER          N
-------------------------------------
-------------------------------------
      DEMAND INSTRUMENTS        N
-------------------------------------
-------------------------------------
   BANK INSTRUMENTS             N
-------------------------------------
-------------------------------------
SPECIAL TRANSACTIONS            A
-------------------------------------
-------------------------------------
   REPURCHASE AGREEMENTS 1      A

-------------------------------------
-------------------------------------
   WHEN ISSUED TRANSACTIONS     A

-------------------------------------
-------------------------------------
     TO BE ANNOUNCED            A
   SECURITIES

                              -------
-------------------------------------
   SECURITIES LENDING           A
-------------------------------------
-------------------------------------
   SECURITIES OF OTHER          A
   INVESTMENT COMPANIES

-------------------------------------
1     The Fund may invest up to 35% of its total assets in such securities.


SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified period of time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

    TREASURY SECURITIES

    Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

    AGENCY SECURITIES

    Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

    The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

SPECIAL TRANSACTIONS

    REPURCHASE AGREEMENTS

    Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the adviser.

    The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

    Repurchase agreements are subject to credit risks.

    DELAYED DELIVERY TRANSACTIONS

    Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

    TO BE ANNOUNCED SECURITIES (TBAS)

    As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund.

    SECURITIES LENDING

    The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

    The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

    Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

    Securities lending activities are subject to market risks and credit risks.

    SECURITIES OF OTHER INVESTMENT COMPANIES

    The Fund may invest its assets in securities of other investment companies, including affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by a Fund in shares of other investment companies may be subject to such duplicate expenses. Each Fund will limit its investment in other investment companies to not more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of its total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general.

INVESTMENT RISKS

BOND MARKET RISKS

o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

o Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.

INVESTMENT LIMITATIONS

Unless otherwise stated, all references to the Fund's assets are in terms of current market value.

THE FUND MAY NOT:

1. Purchase any security (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) of any issuer if as a result more than 5% of its total assets would be invested in securities of the issuer;

2. Purchase securities on margin, except that it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities;

3. Borrow money, except that the Fund may borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Fund's net assets; provided that while borrowings from banks exceed 5% of the Fund's net assets, any such borrowings will be repaid before additional investments are made;

4. Pledge more than 15% of its net assets to secure indebtedness; the purchase or sale of securities on a "when issued" basis is not deemed to be a pledge of assets;

5. Issue senior securities; the purchase or sale of securities on a "when issued" basis is not deemed to be the issuance of a senior security;

6. Make loans, except that the Fund may purchase or hold debt securities consistent with its investment objective, lend portfolio securities valued at not more than 15% of its total assets to brokers, dealers and financial institutions and enter into repurchase agreements;

7. Purchase any security of any issuer if as a result more than 25% of its total assets would be invested in a single industry; there is no restriction with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

8. Invest more than 15% of its total assets in repurchase agreements maturing in more than seven days;

9. Invest more than 5% of its total assets in securities of any company having a record, together with its predecessors, of less than three years of continuous operation;

10. Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short; and

11.Underwrite securities of other issuers, except that the Fund may purchase securities from the issuer or others and dispose of such securities in a manner consistent with its investment objective.

With respect to Investment Restriction (8), the Fund will limit its investments in repurchase agreements maturing in more than seven days to no more than 10% of its total assets.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

If a percentage limit is satisfied at the time of investment or borrowing, a later increase or decrease resulting from a change in asset value is not a violation of the limit.

HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Trust, the Distributor (Edgewood Services, Inc.) offers Shares on a continuous, best-efforts basis.


SUPPLEMENTAL PAYMENTS

Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or the transfer agent (these fees do not come out of Fund assets). The Distributor may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption proceeds in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines the value of portfolio securities when calculating its net asset value ("NAV"). The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

OFFICERS AND TRUSTEES

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is comprised of six funds and is the only investment company in the Fund Complex. The address for each officer of the Trust is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA.

As of April x, 2001, the Trust's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

--------------------------------------------------------------------------  ---------------
        NAME                     OCCUPATIONS FOR PAST 5 YEARS                 AGGREGATE
         AGE                                                                 COMPENSATION
       ADDRESS                                                                FROM TRUST
 POSITION WITH TRUST

----------------------                                                      ---------------
-------------------------------------------------------------------------   ---------------
J. VIRGIL EARLY, JR.  Principal   in  J.  Virgil   Early  &   Associates    $11,000
Age: 63               (business  consulting);  Vice President of Synovus
11 Bliss Lane         Trust company since September 1997.
Jekyll Island, GA
31527

Trustee

                      ---------------------------------------------------   ---------------
-------------------------------------------------------------------------   ---------------
WILLIAM B. HIGGINS    Senior Vice President and Director of Sena Weller     $11,000
Age: 57               Rohs Williams  Inc. (investment advisory
300 Main Street       services).
3rd Floor
Cincinnati, OH 45202
Trustee

-------------------------------------------------------------------------   ---------------
-------------------------------------------------------------------------   ---------------
HARVEY   M.   SALKIN, Professor, Weatherhead School of Management, Case     $9,500
PH.D.*                Western Reserve University and President of
Age: 55               Marshall Plan Advisers, Inc. (investment advisory
10900 Euclid Avenue   services).
Cleveland,         OH
44106-7235
Trustee

-------------------------------------------------------------------------   ---------------
-------------------------------------------------------------------------   ---------------
DONALD C. SIEKMANN    Retired; former partner of Arthur Andersen            $11,500
Age: 62               (independent public accountants).
3914   Miami    Road,
Suite 210
Cincinnati, OH 45227
Trustee
-------------------------------------------------------------------------   ---------------
-------------------------------------------------------------------------   ---------------
WILLIAM N. STRATMAN*  Co-owner of Mariners Inn Banquet Halls since 1995.    $10,500
Age: 57
7949 Graves Road
Cincinnati, OH 45243
Trustee


-------------------------------------------------------------------------   ---------------
--------------------------------------------------------------------------  ---------------
PETER J. GERMAIN      Senior Vice President and Director, Mutual Fund       $0
Age: 42               Services Division, Federated Services Company;
President             Formerly Senior Corporate Counsel, Federated
                      Investors.
--------------------------------------------------------------------------  ---------------
GEORGE M. POLATAS     Assistant Vice President, Federated Services          $0
Age: 39               Company; Vice President and Assistant Treasurer of
Vice President and    various Funds distributed by Edgewood Services,
Assistant Treasurer   Inc.
--------------------------------------------------------------------------  ---------------
--------------------------------------------------------------------------  ---------------
JEFFREY W. STERLING   Vice  President,  Treasurer or Assistant  Treasurer   $0
Age: 54               of various Funds distributed by Edgewood  Services,
Vice President and    Inc.; Vice President, Federated Services Company.
Treasurer
--------------------------------------------------------------------------  ---------------
--------------------------------------------------------------------------  ---------------
TIMOTHY S. JOHNSON    Corporate  Counsel,   Federated  Investors,   Inc.;   $0
Age: 39               Secretary,  Edgewood Services,  Inc.;  Secretary or
Secretary             Assistant  Secretary of various  Funds  distributed
                      by   Edgewood   Services,    Inc.   and   Federated
                      Securities  Corp.;  Previously  Associate  of  Reed
                      Smith Shaw & McClay, Pittsburgh, PA (a law firm).
--------------------------------------------------------------------------  ---------------
* Denotes a Trustee who is deemed to be an interested person as defined by the
1940 Act.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund. The Fund's investment adviser is Provident Investment Advisors, Inc.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Trust, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, the Trust's Trustees, and certain other employees. Although the Codes of Ethics permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Trust and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated Investors, Inc., subject to the supervision of the Board of Trustees, provides all management and administrative services reasonably necessary for the operations of the Fund, other than those provided by other service providers, for a fee at an annual rate of 0.17% of the average aggregate daily net assets of the Fund.

The functions performed by Federated Services Company as administrator include, but are not limited to the following:

o preparation, filing and maintenance of the Trust's governing documents, minutes of Trustees' meetings and shareholder meetings;

o preparation and filing with the Securities and Exchange Commission (SEC) and state regulatory authorities the Trust's registration statement and all amendments, and any other documents required for the Fund to make a continuous offering of its shares;

o preparation, negotiation and administration of contracts on behalf of the Trust;

o    supervision of the preparation of financial reports;

o    preparation and filing of federal and state tax returns;

o    assistance with the design, development and operation of the Fund; and

o    providing advice to the Fund and Trust's Trustees.


CUSTODIAN

The Provident Bank is the Fund's custodian. Pursuant to its agreement with the Trust, it is responsible for maintaining the books and records of the Fund's securities and cash and maintaining the Fund's accounting and portfolio transaction records.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

The Provident Bank is the Fund's transfer and dividend disbursing agent.

INDEPENDENT AUDITORS

The independent auditors for the Fund, Ernst and Young LLP, plan and perform their audit so that they may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement in accordance with accounting principles generally accepted in the United States of America.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trust's Board.

FEES PAID BY THE FUND FOR SERVICES

----------------------------------------------------------------
     Fund         ADVISORY FEE PAID     ADMINISTRATION FEE PAID
                 ADVISORY FEE WAIVED

                SUB-ADVISORY FEE PAID

                   (IF APPLICABLE)

               -------------------------------------------------
               -------------------------------------------------
                 FOR THE FISCAL YEAR      FOR THE FISCAL YEAR

                  ENDED DECEMBER 31,      ENDED DECEMBER 31,

               -------------------------------------------------
                 2000    1999    1998    2000    1999    1998
----------------------------------------------------------------
----------------------------------------------------------------
 MONEY MARKET  $        $257,456$239,063$       $296,371$318,753
     FUND

               $0       $0      $0

               $0       $0      $0
----------------------------------------------------------------
HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality, average portfolio maturity, type and value of portfolio securities, changes in interest rates, changes or differences in the Fund's, and the Institutional Class of Shares, expenses, and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Net earnings per Share are factors in the computation of yield and total return.

YIELD

The yield of Shares of the Fund is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The Fund's effective yield is computed by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

FINANCIAL PUBLICATIONS.

The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune and Money magazines, along with Moody's Investors Service, Inc., Fitch IBCA, Inc. and Standard & Poor's, among others, provide performance statistics over specified time periods.

ACCOUNT INFORMATION AND PRICING OF SHARES

DETERMINING MARKET VALUE OF SECURITIES

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the SEC under the 1940 Act. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

VOTING RIGHTS

Each Share invested in the Fund gives the shareholder one vote in Trustee elections and on other matters submitted to shareholders for vote and a proportionate fractional vote for any fraction of Share invested. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shares of that Fund or class are entitled to vote.

Any Trustee may be removed by the otherTrustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

[To be filed by amendment.]


HOW IS THE FUND TAXED?

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other Funds will be separate from those realized by the Fund.

THE RIVERFRONT FUNDS                      1                    2/1/1999
ADDRESSES

THE RIVERFRONT FUNDS                   5800 Corporate Drive
                                       Pittsburgh, PA 15237-7010
Distributor

EDGEWOOD SERVICES, INC.                Federated Investors Tower
                                       Pittsburgh, PA 15222-3779

Investment Adviser

PROVIDENT INVESTMENT ADVISORS, INC.    One East Fourth Street
                                       Cincinnati, OH 45202

Custodian

THE PROVIDENT BANK                     One East Fourth Street
                                       Cincinnati, OH 45202

Transfer Agent and Dividend Disbursing Agent

THE PROVIDENT BANK                     One East Fourth Street
                                       Cincinnati, OH 45202

Independent Auditors

ERNST & YOUNG LLP                      Chiquita Center

                                       250 East Fifth Street
                                       Cincinnati, OH 45202


Cusip  768709107

25206 (4/01)





                             Registration Statement

                                       of

                              THE RIVERFRONT FUNDS

                                       on

                                    Form N-1A

PART C. OTHER INFORMATION
Item 23.    EXHIBITS

     (a)  Registrant's  Declaration  of  Trust  dated  October  11,  1996;*

     (b)Registrant's By-Laws;*

     (c) Not Applicable.

     (d) (i) Proposed Sub-Investment Advisory Agreement dated as of December 29, 1998, between The Provident Bank and DePrince, Race & Zollo, Inc.;*

     (ii) Conformed copy of the Investment Advisory Agreement between Registrant and Provident Investment Advisors, Inc. dated July 1, 1999; (8)

     (e) (i) Proposed Distribution Agreement dated as of December 29, 1998, between Registrant and BISYS Fund Services Limited Partnership;*

     (ii)  Form  of  Dealer  Agreement   between  BISYS  Fund  Services  Limited
Partnership and Provident Securities & Investment Company;*

     (f) Not Applicable.

     (g) Proposed Custodian, Fund Accounting and Recordkeeping Agreement dated as of December 29, 1998, between the Registrant and The Provident Bank;*

     (h) (i) Proposed Master Transfer and Recordkeeping Agreement dated Administration Agreement dated as of February 1, 1999, between the Registrant and Federated Services Company;+ as of December 29, 1998, between the Registrant and The Provident Bank;*

     (ii) Proposed Shareholder Services Plan;*

     (iii) Proposed form of Servicing Agreement to Shareholder Services Plan;

     (iv) Agreement and Plan of Reorganization and Liquidation dated as of May 29, 1998, between the Registrant and The Riverfront Funds, Inc.;*

     (v) Conformed copy of Mutual Fund Sales and Service Agreement; (8)

     (vi) Administration Agreement dated as of February 1, 1999, between the Registrant and Federated Services Company;+

     (i) Opinion of counsel as to the legality of the shares of The Riverfront Funds;*

     (j) Conformed copy of Consent of Independent Auditors; (8) (k) Not Applicable.

(l)   Copy of the Subscription Agreement; (1)
(m) (i) Proposed Investor A Distribution and Shareholder Service Plan;* (ii) Proposed Investor B Distribution and Shareholder Service Plan;* (iii) Proposed form of Dealer Agreement between BISYS Fund Services Limited Partnership and Provident Securities & Investment Company;* (iv) Conformed copy of Distributors Contract dated February 1, 1999; (8)

(n)   Rule 18f-3 Plan;*
(o)   (i)   Power of Attorney;(7)
      (ii)  Consent of Baker & Hostetler LLP;(6)
(p)   Registrant's Code of Ethics;(8)

+ Exhibit filed electronically in this Registration Statement.
* Exhibit previously filed

1. Incorporated by reference to Registrant's Registration Statement (No. 33-34154) filed on April 10, 1990.

6.   Incorporated   by  reference  to   Post-Effective   Amendment   No.  26  to
     Registrant's  Registration  Statement (no.  33-34154)  filed on October 29,
     1998.

7.   Incorporated   by  reference  to   Post-Effective   Amendment   No.  27  to
     Registrant's Registration Statement (No. 33-34154) filed on March 1, 1999.

8.   Incorporated   by  reference  to   Post-Effective   Amendment   No.  29  to
     Registrant's Registration Statement (No. 33-34154) filed on April 28,2000.


Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
            -------------------------------------------------------------

Not Applicable

Item 25.    INDEMNIFICATION

Article VI, Section 6.4 of the Registrant's Declaration of Trust, filed as
Exhibit 1 hereto, provides for the indemnification of Registrant's Trustees and officers. Indemnification of the Registrant's principal underwriter, custodian, investment adviser, administrator and transfer agent is provided for, respectively, in Section 1.12 of the Distribution Agreement filed as Exhibit 6(a) hereto, Section 7.A. of the Custodian, Fund Accounting and Recordkeeping Agreement filed as Exhibit 8 hereto, Section 8 of the Investment Advisory Agreement filed as Exhibit 5(a) hereto, Section 8 of the Administration Agreement filed as Exhibit 9(a) hereto, and Section 8 of the Master Transfer and Recordkeeping Agreement filed as Exhibits 9(b) hereto. As of the effective date of this Registration Statement, the Registrant will have obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26 .   BUSINESSES AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a) To the knowledge of Registrant, none of the officers or directors of The Provident Bank, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment. Set forth below are the names and principal business addresses of the directors and officers who are engaged in any other business, profession, vocation, or employment of a substantial nature.

                                Position with

          NAME               THE PROVIDENT BANK           OTHER BUSINESS
          ----               ------------------           --------------
Jack M. Cook              Director                  President and Chief
                                                    Executive Officer of
                                                    Health Alliance of
                                                    Greater Cincinnati

Thomas D. Grote, Jr.      Director                  President, Thomas J. Dyer
                                                    Company
Joseph A. Podoto          Director                  President, JLM Financial,
                                                    Inc.
Sidney A. Peerless, M.D.  Director                  President of E.N.T.
                                                    Associates; staff member

                                                    at several hospitals in
                                                    the Cincinnati area

Joseph A. Steger, Ph.D.   Director                  President, University of
                                                    Cincinnati

Item 27.    PRINCIPAL UNDERWRITERS:
            -----------------------

(a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: Excelsior Funds, Excelsior Funds, Inc., (formerly, UST Master Funds, Inc.), Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc. (formerly, UST Master Tax-Exempt Funds, Inc.), FTI Funds, The Riverfront Funds, Robertsons Stephens Investment Trust, Stratevest Funds and WesMark Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Lawrence Caracciolo           Director and President,             --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Arthur L. Cherry              Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

J. Christopher Donahue        Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive               --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002    Edgewood Services, Inc.

Peter J. Germain              President,                          President
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Charles L. Davis, Jr.         Vice President,
5800 Corporate Drive          Edgewood Services, Inc.             --
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Ernest L. Linane              Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Timothy S. Johnson            Secretary,                          Secretary
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002


         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Victor R. Siclari             Assistant Secretary,                --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Item 28.    LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                        5800 Corporate Drive
                                  Pittsburgh, PA 15237-7010
Provident Investment              One East Fourth Street
Advisors, Inc.                    Cincinnati, OH 45202
(investment  adviser,   custodian
and    transfer    and   dividend
disbursing agent)
Baker & Hostetler LLP             65 East State Street
(legal counsel)                   Columbus, OH 43215
Federated Services Company        Federated Investors Tower
(administrator)                   1001 Liberty Avenue

                                  Pittsburgh, PA 15222-3779

Item 29.    MANAGEMENT SERVICES

Not applicable.

Item 30.    UNDERTAKINGS

Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special meetings by shareholders.

                                   SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE RIVERFRONT FUNDS, certifies that it meets all of the requirements for effectiveness under the Securities Act of 1933 of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh, in the Commonwealth of Pennsylvania, on the 1st day of March, 2001.

                              THE RIVERFRONT FUNDS

                           By /S/ TIMOTHY S. JOHNSON

                          Timothy S. Johnson, Secretary

                           Attorney in Fact for John F. Donahue
                           March 1, 2001


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacity and on the date indicated:

            NAME                    TITLE                         DATE
            ------                  ------                        ----

By:   /s/ Timothy S. Johnson        Attorney in Fact
      Timothy S. Johnson            For the Persons         March 1, 2001
      SECRETARY                     Listed Below

            NAME                    TITLE

/S/ PETER J. GERMAIN*               President (Principal Executive Officer)
------------------------------
Peter J. Germain

/S/ JEFFREY W. STERLING*            Treasurer (Principal Accounting
------------------------------
Jeffrey W. Sterling                       and Financial Officer)

/S/ J. VIRGIL EARLY*                Trustee
------------------------------
J.    Virgil Early

/S/ WILLIAM M. HIGGINS*             Trustee
------------------------------
William M. Higgins

/S/ HARVEY M. SALKIN*               Trustee
------------------------------
Harvey M. Salkin

/S/ DONALD C. SIEKMANN*             Trustee
------------------------------
Donald C. Siekmann

/S/ WILLIAM N. STRATMAN*            Trustee
------------------------------
William N. Stratman

* By Power of Attorney